UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd         Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
BCMSC Trust, Series 1999-A, Class A2, 5.80%, 3/15/29 (a)	USD	120	$121,561
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.90%, 2/25/36 (a)		1,776	1,341,908
BlueMountain CLO Ltd., Series 2012-1A, Class E, 6.13%, 7/20/23 (a)(b)		1,000	914,504
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4, 5.85%, 7/15/37 (a)(b)		664	692,455
Countrywide Asset-Backed Certificates, Series 2005-8, Class M5, 1.09%, 12/25/35 (a)		1,500	1,119,010
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.14%, 10/25/25 (a)(b)		2,000	1,492,465
VOLT XXIX LLC, Series 2014-NP10, Class A1, 3.38%, 10/25/54 (b)(c)		1,910	1,888,569
Total Asset-Backed Securities — 7.5%			7,570,472

Common Stocks		Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp., Class A		1,512	83,417
Raytheon Co.		4,217	546,818
United Technologies Corp. (d)		169	16,998

			647,233
Auto Components — 0.8%
Delphi Automotive PLC		658	44,718
Magna International, Inc.		18,394	745,509

			790,227
Automobiles — 0.0%
Ford Motor Co. (d)		1,276	17,213
General Motors Co. (d)		553	17,298

			34,511
Banks — 0.5%
Bank of Kyoto Ltd.		6,186	40,532
Citizens Financial Group, Inc.		7,910	186,281
Intesa Sanpaolo SpA		48,832	125,316
SunTrust Banks, Inc.		4,100	179,662

			531,791
Beverages — 0.6%
Coca-Cola Co. (d)		371	16,547
Constellation Brands, Inc.		934	143,042
Monster Beverage Corp. (e)		3,138	470,700

			630,289
Biotechnology — 0.8%
Baxalta, Inc.		16,151	730,510

Common Stocks	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc. (d)	202	$17,586

		748,096
Capital Markets — 1.0%
AR Capital Acquisition Corp. (e)	14,085	139,160
Barington/Hilco Acquisition Corp. (e)	423	4,209
Boulevard Acquisition Corp. II (e)	6,100	59,658
Boulevard Acquisition Corp. II, Class A (e)	13,881	133,535
Capitol Acquisition Corp. III (e)	6,800	66,708
Double Eagle Acquisition Corp. (e)	6,989	69,610
Gores Holdings, Inc. (e)	6,000	59,100
GP Investments Acquisition Corp. (e)	7,100	70,006
Hennessy Capital Acquisition Corp. II (e)	9,232	93,982
Hydra Industries Acquisition Corp. (e)	3,053	30,103
Pace Holdings Corp. (e)	6,989	69,191
Quinpario Acquisition Corp. 2 (e)	7,103	69,609
Terrapin 3 Acquisition Corp., Class A (e)	2,853	28,359
WL Ross Holding Corp. (e)	14,169	140,982

		1,034,212
Chemicals — 0.7%
Akzo Nobel NV	2,186	148,224
Covestro AG	4,921	208,689
Dow Chemical Co. (d)	331	17,000
Monsanto Co.	1,392	156,558
Syngenta AG	400	157,289

		687,760
Communications Equipment — 0.0%
Cisco Systems, Inc. (d)	628	18,243
Diversified Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. — ADR	97	4,098
TAL Education Group — ADR (e)	67	3,579

		7,677
Diversified Financial Services — 0.0%
Industrivarden AB, Class C	2,283	38,614
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. (d)	8,646	440,082
Electronic Equipment, Instruments & Components — 0.0%
Rofin-Sinar Technologies, Inc. (e)	900	28,755
Energy Equipment & Services — 0.9%
FMC Technologies, Inc. (e)	6,000	163,380
Halliburton Co.	16,450	693,861
Seadrill Ltd. (e)	1,700	5,253

		862,494
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories (d)	445	17,635

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	EURIBOR	Euro Interbank Offered Rate	NZD	New Zealand Dollar
CAD	Canadian Dollar	FKA	Formerly Known As	OTC	Over-the-counter
CBOE	Chicago Board Option Exchange	FTSE	Financial Times Stock Exchange	PIK	Payment-in-kind
CHF	Swiss Franc	GBP	British Pound	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	JPY	Japanese Yen	SEK	Swedish Krona
DKK	Danish Krone	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital International	USD	U.S. Dollar
ETN	Exchange-Traded Note

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	1

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Alere, Inc. (e)	700	$30,065
St Jude Medical, Inc.	4,020	315,007
Terumo Corp.	40	1,671

		364,378
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	2,934	140,069
Royal Caribbean Cruises Ltd.	2,597	200,982
Starbucks Corp.	5,508	302,334

		643,385
Household Durables — 0.5%
Electrolux AB, Class B	6,775	181,993
Lennar Corp., Class B	2,260	82,716
William Lyon Homes (e)(f)	3,000	255,141

		519,850
Household Products — 0.1%
Central Garden & Pet Co., Class A (e)	4,033	73,521
Procter & Gamble Co. (d)	209	16,937

		90,458
Industrial Conglomerates — 0.4%
General Electric Co.	4,695	141,930
Siemens AG	2,563	276,100

		418,030
Insurance — 0.0%
Crawford & Co., Class A	4,026	31,765
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (e)	198	143,112
Ctrip.com International Ltd. — ADR (e)	76	3,478
JD.com, Inc. — ADR (e)	126	3,101
Liberty TripAdvisor Holdings, Inc., Class A (e)	4,084	93,809
Priceline Group, Inc. (e)	512	647,337
Qunar Cayman Islands Ltd. — ADR (e)	82	2,663

		893,500
Internet Software & Services — 1.8%
58.com, Inc. — ADR (e)	60	3,243
Alphabet, Inc. Class C (e)	817	601,083
Alphabet, Inc., Class A (e)	55	41,187
Baidu, Inc. — ADR (e)	780	139,262
Facebook, Inc., Class A (e)	7,693	914,005
NetEase, Inc. — ADR	24	4,268
Qihoo 360 Technology Co. Ltd. — ADR (e)	758	56,319
SouFun Holdings Ltd. — ADR (e)	593	3,220
Yahoo!, Inc. (e)	897	34,032

		1,796,619
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A (e)	3,222	197,960
Machinery — 0.2%
Volvo AB, Class A	14,948	166,262
Media — 1.3%
Comcast Corp.	10,420	659,586
Discovery Communications, Inc., Class C (e)	4,774	127,800
Global Eagle Entertainment, Inc. (e)	1,500	10,875
News Corp., Class A	3,435	41,083
RELX NV — ADR	187	3,241
Time Warner, Inc.	3,180	240,599
Twenty-First Century Fox, Inc., Class A	6,491	187,460

Common Stocks	Shares	Value
Media (continued)
Viacom, Inc., Class B	1,102	$48,896

		1,319,540
Metals & Mining — 0.1%
BHP Billiton Ltd. — ADR	986	26,592
Industrias Penoles SAB de CV	3,591	57,375

		83,967
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	6,396	331,697
Denbury Resources, Inc.	8,000	32,080
Devon Energy Corp.	560	20,210
Exxon Mobil Corp.	1,169	104,064
Noble Energy, Inc.	18,323	655,047
Pioneer Natural Resources Co.	1,559	249,939
Royal Dutch Shell PLC, Class A	5,854	142,266
Valero Energy Corp.	10,466	572,490

		2,107,793
Personal Products — 0.3%
Edgewell Personal Care Co.	1,903	151,155
Unilever NV CVA	3,313	148,752

		299,907
Pharmaceuticals — 0.5%
Pfizer, Inc. (d)	506	17,558
Roche Holding AG	1,273	334,361
Shire PLC — ADR	800	148,928
Valeant Pharmaceuticals International, Inc. (e)	574	16,330

		517,177
Real Estate Management & Development — 0.2%
Vonovia SE	6,529	223,864
Road & Rail — 0.1%
Union Pacific Corp.	1,623	136,640
Semiconductors & Semiconductor Equipment — 0.1%
Fairchild Semiconductor International, Inc. (e)	1,800	35,766
Intel Corp. (d)	553	17,469

		53,235
Software — 0.2%
Microsoft Corp. (d)	3,337	176,861
Specialty Retail — 0.8%
AutoZone, Inc. (e)	135	102,897
Home Depot, Inc.	1,589	209,939
O’Reilly Automotive, Inc. (e)	615	162,624
TJX Cos., Inc.	4,198	319,552

		795,012
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc. (d)	182	18,175
Hewlett Packard Enterprise Co.	3,672	67,822
Hewlett-Packard Co. (e)	14,364	192,190
Lexmark International, Inc., Class A	1,000	37,860

		316,047
Textiles, Apparel & Luxury Goods — 0.1%
Under Armour, Inc., Class C (e)	2,704	94,559
Tobacco — 0.2%
Scandinavian Tobacco Group A/S	14,000	229,120

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Common Stocks		Shares	Value
Wireless Telecommunication Services — 0.1%
NII Holdings, Inc. (e)		20,453	$75,983
Total Common Stocks — 17.9%			18,051,896

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.7%
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (b)	USD	650	700,375
Auto Components — 0.5%
TI Group Automotive Systems LLC, 8.75%, 7/15/23 (b)		493	486,837
Automobiles — 0.2%
Tesla Motors, Inc., 1.50%, 6/01/18 (f)(g)		105	191,887
Building Products — 0.1%
Apex Tool Group LLC, 7.00%, 2/01/21 (b)		118	105,020
Chemicals — 0.5%
Hexion, Inc.:
6.63%, 4/15/20		400	340,000
10.00%, 4/15/20		200	187,000

			527,000
Commercial Services & Supplies — 0.3%
Harland Clarke Holdings Corp.:
9.75%, 8/01/18 (b)		206	206,515
6.88%, 3/01/20 (b)		72	66,960

			273,475
Communications Equipment — 0.0%
Nortel Networks Ltd., 5.34%, 7/15/11 (e)(h)		54	47,520
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	400	453,402
Diversified Consumer Services — 0.3%
Monitronics International, Inc., 9.13%, 4/01/20	USD	425	348,500
Diversified Telecommunication Services — 1.2%
Frontier Communications Corp.:
8.88%, 9/15/20 (b)		129	137,063
10.50%, 9/15/22 (b)		194	202,003
11.00%, 9/15/25 (b)		434	441,595
Oi Brasil Holdings Cooperatief UA, 5.63%, 6/22/21	EUR	106	20,132
Telefonica Participaciones SAU, 4.90%, 9/25/17 (g)		300	296,909
Telemar Norte Leste SA, 5.50%, 10/23/20	USD	390	113,100

			1,210,802
Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.25%, 12/01/18 (b)(e)(h)		200	189,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 0.00%, 10/01/20 (b)(e)(h)		249	77,190

			266,690
Energy Equipment & Services — 0.1%
Seadrill Ltd., 6.13%, 9/15/17 (b)		300	148,500
Health Care Equipment & Supplies — 0.2%
Wright Medical Group NV, 2.25%, 11/15/21 (b)(g)		167	184,431

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure — 0.6%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties:
8.00%, 10/01/20	USD	400	$403,000
11.00%, 10/01/21		200	191,500

			594,500
Insurance — 0.2%
York Risk Services Holding Corp., 8.50%, 10/01/22 (b)		298	219,030
Internet & Catalog Retail — 0.6%
Netflix, Inc., 5.75%, 3/01/24		448	468,160
Vipshop Holdings Ltd., 1.50%, 3/15/19 (g)		134	132,493

			600,653
Internet Software & Services — 0.4%
j2 Global, Inc., 3.25%, 6/15/29 (f)(g)		200	231,500
Yahoo!, Inc., 0.00%, 12/01/18 (f)(g)(i)		150	150,844

			382,344
IT Services — 0.2%
Unisys Corp., 5.50%, 3/01/21 (b)(f)(g)		140	151,463
Media — 1.3%
Altice Luxembourg SA, 7.75%, 5/15/22 (b)		219	224,338
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20		200	192,000
iHeartCommunications, Inc.:
9.00%, 9/15/22		45	33,188
10.63%, 3/15/23		593	438,820
Neptune Finco Corp., 10.13%, 1/15/23 (b)		208	232,960
Numericable-SFR SA, 7.38%, 5/01/26 (b)		200	201,750

			1,323,056
Metals & Mining — 0.7%
AK Steel Corp., 8.75%, 12/01/18		99	100,980
JMC Steel Group, Inc., 8.25%, 3/15/18 (b)		324	330,480
Teck Resources Ltd., 6.13%, 10/01/35		350	241,500

			672,960
Multiline Retail — 0.2%
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21		400	162,000
Oil, Gas & Consumable Fuels — 2.3%
Berry Petroleum Co. LLC:
6.75%, 11/01/20 (e)(h)		65	15,600
6.38%, 9/15/22 (e)(h)		1,061	254,640
Buckeye Partners LP, 5.60%, 10/15/44		330	292,659
Denbury Resources, Inc., 9.00%, 5/15/21 (b)		120	118,050
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)		513	504,023
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		750	766,875
Williams Partners LP, 6.30%, 4/15/40		425	391,078

			2,342,925
Pharmaceuticals — 0.3%
Concordia Healthcare Corp., 9.50%, 10/21/22 (b)		165	164,588
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		169	141,326

			305,914
Real Estate Investment Trusts (REITs) — 0.2%
SL Green Operating Partnership LP, 3.00%, 10/15/17 (b)(f)(g)		150	197,063

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	3

Consolidated Schedule of Investments (continued)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.1%
SunPower Corp., 4.00%, 1/15/23 (b)(f)(g)	USD	105	$95,287
Software — 0.3%
Mentor Graphics Corp., 4.00%, 4/01/31 (f)(g)		150	165,094
Solera LLC/ Solera Finance, Inc., 10.50%, 3/01/24 (b)		140	151,900

			316,994
Specialty Retail — 0.2%
Chinos Intermediate Holdings A, Inc., 7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (b)(j)		165	67,533
Claire’s Stores, Inc., 9.00%, 3/15/19 (b)		200	123,000
Restoration Hardware Holdings, Inc., 0.00%, 7/15/20 (b)(f)(g)(i )		73	51,921

			242,454
Technology Hardware, Storage & Peripherals — 0.5%
Western Digital Corp.:
7.38%, 4/01/23 (b)		116	120,640
10.50%, 4/01/24 (b)		381	394,335

			514,975
Wireless Telecommunication Services — 0.2%
America Movil BV, 5.50%, 9/17/18 (g)	EUR	200	233,945
Total Corporate Bonds — 13.2%			13,300,002

Floating Rate Loan Interests (a)		Par (000)	Value
Commercial Services & Supplies — 0.0%
Cory Environmental (Denmark HoldCo) (LIBOR + 3.25% PIK), Term Loan-Junior Loan, 4.00%, 12/31/19 (j)	GBP	1	1,331
Cory Environmental (Viking Consortium) (LIBOR + 3.25% PIK), Term Loan, 1.26%, 12/31/19 (j)		2	2,736

			4,067
Diversified Telecommunication Services — 3.8%
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20	USD	2,792	1,963,794
New LightSquared LLC, Loan, 9.75%, 6/15/20		2,045	1,881,362

			3,845,156
Electric Utilities — 0.2%
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.92%, 10/10/17		550	171,875
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term Loan B, 6.75%, 10/31/17		443	444,107
Specialty Retail — 0.4%
Toys ’R’ Us-Delaware, Inc., Term B-4 Loan, 9.75%, 4/24/20		497	413,939
Thrifts & Mortgage Finance — 0.2%
Walter Investment Management Corp., Tranche B Term Loan, 4.75%, 12/18/20		200	169,000
Total Floating Rate Loan Interests — 5.0%			5,048,144

Foreign Government Obligations		Par (000)	Value
Canada — 0.3%
Canadian Government Bond, 1.75%, 9/01/19	CAD	359	283,386

Foreign Government Obligations		Par (000)	Value
Greece — 0.4%
Hellenic Republic Government Bond, 4.75%, 4/17/19	EUR	400	$414,471
Total Foreign Government Obligations — 0.7%			697,857

Investment Companies		Shares	Value
AllianzGI NFJ Dividend Interest & Premium Strategy Fund		4,400	55,352
BlackRock Event Driven Equity Fund (k)		584,112	5,110,981
Boussard & Gavaudan Holding Ltd. (e)		117,500	2,330,363
Eaton Vance Floating-Rate Income Trust		527	7,146
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN		2,970	49,362
Invesco Dynamic Credit Opportunities Fund		8,110	89,129
Invesco Senior Income Trust		5,467	22,633
iPath S&P 500 VIX Short-Term Futures ETN (e)(l)		22,767	308,721
Madison Covered Call & Equity Strategy Fund		10,163	77,950
Nuveen Credit Strategies Income Fund		5,997	48,906
Swiss Helvetia Fund, Inc.		3,338	34,548
VanEck Vectors Gold Miners ETF		5,700	128,706
Voya Prime Rate Trust		4,731	24,128
Total Investment Companies — 8.2%			8,287,925

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 6.0%
Banc of America Funding Ltd., Series 2012-R5, Class A, 0.70%, 10/03/39 (a)(b)	USD	11	11,085
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 0.94%, 1/25/36 (a)		2,866	2,286,036
Series 2006-4, Class 23A4, 2.72%, 8/25/36 (a)		2,227	1,347,562
Countrywide Alternative Loan Trust, Series 2007-OA6, Class A1B, 0.64%, 6/25/37 (a)		913	773,127
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.60%, 2/25/37 (a)		1,806	1,493,341
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-7, Class A1B, 0.52%, 9/25/36 (a)		387	164,448
Commercial Mortgage-Backed Securities — 0.2%
BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 3.16%, 2/27/48 (a)(b)		170	164,271
Total Non-Agency Mortgage-Backed Securities — 6.2%			6,239,870

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 0.4%
HSH Nordbank AG, 7.25% (m)		994	210,430
Societe Generale SA, 6.75% (a)(m)	EUR	200	217,728
Total Capital Trusts — 0.4%			428,158

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Preferred Stocks		Shares	Value
Automobiles — 0.4%
Fiat Chrysler Automobiles NV, 7.88%		5,823	$384,318
Banks — 0.0%
Citigroup, Inc., 6.88%		1,511	42,021
Electric Utilities — 0.2%
NextEra Energy, Inc., 5.80% (f)		2,386	146,644
Health Care Providers & Services — 0.4%
Amsurg Corp., 5.25% (f)		1,000	141,310
Anthem, Inc., 5.25% (f)		6,485	288,907

			430,217
Insurance — 0.4%
Maiden Holdings Ltd., 7.25% (f)(g)		7,910	384,980
Pharmaceuticals — 0.3%
Teva Pharmaceutical Industries Ltd., 7.00% (f)		400	340,000
Real Estate Investment Trusts (REITs) — 0.0%
Invesco Mortgage Capital, Inc., 7.75%		419	10,362
Real Estate Management & Development — 0.3%
Forestar Group, Inc., 6.00% (f)		15,000	249,900
Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., 6.75%		250	623
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, 8.25%		27,000	126,360
Total Preferred Stocks — 2.1%			2,115,425
Total Preferred Securities — 2.5%			2,543,583

Rights		Shares	Value
Real Estate Investment Trusts (REITs) — 0.0%
Altarea SCA (e)		5,535	17,429

Taxable Municipal Bonds — 0.2%		Par (000)	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.75%, 7/01/37	USD	305	203,231

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 2.4%
Fannie Mae:
Series 1997-85, Class M, 6.50%, 12/25/27		849	134,477
Series 2001-61, Class SH, 7.46%, 11/18/31 (a)		150	31,493
Series 2006-115, Class EI, 6.19%, 12/25/36 (a)		642	129,105
Series 2006-126, Class CS, 6.25%, 1/25/37 (a)		639	127,257
Series 2007-77, Class SK, 5.42%, 8/25/37 (a)		609	93,579
Series 2007-88, Class VI, 6.09%, 9/25/37 (a)		546	111,424
Series 2008-87, Class AS, 7.20%, 7/25/33 (a)		251	52,810
Series 2011-129, Class S, 5.05%, 3/25/37 (a)		985	50,220
Series 2015-42, Class AI, 1.85%, 6/25/55 (a)		1,582	100,677

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2015-64, Class SK, 1.70%, 9/25/55 (a)	USD	1,718	$105,230
Series 345, Class 15, 6.00%, 3/25/34 (a)		728	163,275
Freddie Mac:
Series 2416, Class SV, 7.32%, 5/15/31 (a)		511	96,489
Series 4413, Class WI, 1.78%, 10/15/41 (a)		1,184	80,486
Ginnie Mae:
Series 2003-52, Class SE, 6.17%, 6/16/33 (a)		538	114,709
Series 2004-46, Class S, 6.66%, 6/20/34 (a)		461	103,254
Series 2005-69, Class SY, 6.31%, 11/20/33 (a)		243	43,752
Series 2012-16, Class NI, 6.00%, 5/20/39		466	96,003
Series 2013-44, Class IB, 5.00%, 5/16/42		489	113,734
Series 2014-183, Class IM, 5.00%, 6/20/35		648	156,487
Series 2014-2, Class TI, 5.50%, 1/20/44		560	101,620
Series 2015-102, Class IT, 0.10%, 7/16/41 (a)		21,799	94,034
Series 2015-80, Class IH, 1.00%, 5/20/44 (a)		3,339	116,637
Series 2015-95, Class KI, 6.00%, 2/20/43		436	104,065
Series 2016-12, Class KI, 5.00%, 9/20/38		292	72,491

			2,393,308
Total U.S. Government Sponsored Agency Securities — 2.4%			2,393,308

Warrants (e)		Shares	Value
Aerospace & Defense — 0.0%
Tempus Applied Solutions Holdings, Inc. (Issued/exercisable 2/01/13, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)		14,552	146
Banks — 0.8%
Associated Banc-Corp. (Issued/exercisable 12/01/11, 1 Share for 1 Warrant, Expires 11/21/18, Strike Price $19.77)		14,897	33,518
JPMorgan Chase & Co. (Issued/exercisable 10/28/08, 1.01 Shares for 1 Warrant, Expires 10/28/18, Strike Price $42.20)		12,388	288,145
M&T Bank Corp. (Issued 12/10/12, exercisable 12/12/12, 1 Share for 1 Warrant, Expires 12/23/18, Strike Price $73.86)		783	35,548
SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)		32,158	181,693
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $16.93)		31,271	50,034
Valley National Bancorp (Issued/exercisable 11/14/08, 1.1025 Shares for 1 Warrant, Expires 11/14/18, Strike Price $16.11)		28,275	2,545
Wells Fargo & Co. (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $33.90)		2,446	41,166

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	5

Consolidated Schedule of Investments (continued)

Warrants (e)	Shares	Value
Banks (continued)
Wintrust Financial Corp. (Issued/exercisable 12/19/08, 1 Share for 1 Warrant, Expires 12/19/18, Strike Price $22.82)	1,559	$44,089
Zions Bancorporation (Issued/exercisable 5/20/10, 1.018 Shares for 1 Warrant, Expires 5/22/20, Strike Price $35.98)	56,463	164,307

		841,045
Biotechnology — 0.0%
BioTime, Inc. (Issued/exercisable 10/02/14, 1.1 Shares for 1 Warrant, Expires 10/01/18, Strike Price $4.55)	51,137	24,086
CEL-SCI Corp. (Issued/exercisable 12/09/13, 1 Share for 1 Warrant, Expires 10/11/18, Strike Price $1.25)	15,250	2,455
ContraFect Corp. (Issued/exercisable 9/12/14, 1 Share for 1 Warrant, Expires 1/31/17, Strike Price $4.80)	5,236	995

		27,536
Capital Markets — 0.0%
Arowana, Inc. (Issued/exercisable 5/14/15, 1 Share for 1 Warrant, Expires 5/01/20, Strike Price $12.50)	25,946	2,205
Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14, exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price $11.50)	10,947	5,473
Construction Materials — 0.2%
U.S. Concrete, Inc. (Issued 8/31/13, exercisable 9/27/13, 1 Share for 1 Warrant, Expires 8/31/17, Strike Price $26.68)	5,782	219,427
Electronic Equipment, Instruments & Components — 0.1%
Applied DNA Sciences, Inc. (Issued/exercisable 11/14/14, 1 Share for 1 Warrant, Expires 11/14/19, Strike Price $3.50)	34,893	35,591
Health Care Equipment & Supplies — 0.0%
LabStyle Innovations Corp. (Issued/exercisable 3/02/16, 1 Share for 1 Warrant, Expires 3/08/21, Strike Price $5.63)	4,010	4,211
Hotels, Restaurants & Leisure — 0.1%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price $11.50)	50,143	102,793
Machinery — 0.1%
Blue Bird Corp. (Issued/exercisable 3/10/14, 0.5 Shares for 1 Warrant, Expires 2/24/20, Strike Price $11.50)	32,334	35,567
Media — 0.0%
Hemisphere Media Group, Inc. (Issued/exercisable 8/19/11, 0.5 Shares for 1 Warrant, Expires 4/04/18, Strike Price $12.00)	18,794	7,893
Metals & Mining — 0.1%
Franco-Nevada Corp. (Issued/exercisable 6/16/09, 1 Share for 1 Warrant, Expires 6/16/17, Strike Price CAD 75.00)	6,879	88,548
New Gold, Inc. (Issued/exercisable 6/28/07, 1 Share for 1 Warrant, Expires 6/28/17, Strike Price CAD 15.00)	13,128	751
Stornoway Diamond Corp. (Issued/exercisable 7/02/14, 1 Share for 1 Warrant, Expires 7/08/16, Strike Price CAD 0.90)	48,050	2,565

		91,864

Warrants (e)	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
FieldPoint Petroleum Corp. (Issued/exercisable 3/28/12, 1 Share for 1 Warrant, Expires 3/23/18, Strike Price $4.00)	56,448	$1,135
Kinder Morgan, Inc. (Issued/exercisable 2/15/12, 1 Share for 1 Warrant, Expires 5/25/17, Strike Price $40.00)	46,488	1,195

		2,330
Pharmaceuticals — 0.1%
EyeGate Pharmaceuticals, Inc. (Issued/exercisable 7/31/15, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $10.62)	46,688	31,281
Kitov Pharmaceuticals Holdings Ltd. — ADR (Issued/exercisable 11/20/15, 1 Share for 1 Warrant, Expires 11/20/20, Strike Price $4.13)	11,694	16,138
Oculus Innovative Sciences, Inc. (Issued/exercisable 1/16/15, 1 Share for 1 Warrant, Expires 1/21/20, Strike Price $1.30)	22,190	5,592

		53,011
Semiconductors & Semiconductor Equipment — 0.0%
Sunworks, Inc. (Issued/exercisable 3/03/15, 1 Share for 1 Warrant, Expires 3/09/20, Strike Price $4.15)	23,197	21,341
Software — 0.0%
RMG Networks Holding Corp. (Issued/exercisable 5/18/11, 1 Share for 1 Warrant, Expires 4/08/18, Strike Price $11.50)	6,100	61
Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $16.12)	5,226	10,975
Thrifts & Mortgage Finance — 0.1%
Washington Federal, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $17.57)	13,116	93,386
Total Warrants — 1.6%		1,554,855
Total Long-Term Investments (Cost — $66,907,339) — 65.4%		65,908,572

Short-Term Securities	Shares	Value
Money Market Funds — 27.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.39% (k)(l)(n)	28,067,101	28,067,101
Total Short-Term Securities (Cost — $28,067,101) — 27.9%		28,067,101

Options Purchased		Value
(Cost — $587,131) — 0.6%		642,833
Total Investments Before Options Written and Investments Sold Short (Cost — $95,561,571*) — 93.9%		94,618,506

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Options Written		Value
(Premiums Received — $65,339) — (0.0)%		$(41,757)

Investments Sold Short

Common Stocks	Shares	Value
Aerospace & Defense — (0.1)%
HEICO Corp.	1,504	(100,091)
Air Freight & Logistics — (0.1)%
United Parcel Service, Inc., Class B	1,056	(108,863)
Automobiles — (0.6)%
Ferrari NV	1,774	(75,271)
Fiat Chrysler Automobiles NV	38,430	(275,543)
Ford Motor Co.	6,319	(85,243)
Tesla Motors, Inc.	829	(185,058)

		(621,115)
Banks — (2.5)%
Associated Banc-Corp.	5,450	(101,861)
JPMorgan Chase & Co.	9,544	(622,937)
M&T Bank Corp.	115	(13,743)
SunTrust Banks, Inc.	17,220	(754,580)
TCF Financial Corp.	11,493	(165,154)
Wells Fargo & Co.	2,099	(106,461)
Wintrust Financial Corp.	1,466	(78,094)
Zions Bancorporation	25,582	(716,808)

		(2,559,638)
Biotechnology — (0.0)%
BioTime, Inc.	9,510	(27,199)
ContraFect Corp.	1,440	(4,392)

		(31,591)
Chemicals — (0.3)%
AgroFresh Solutions, Inc.	3,117	(15,647)
BASF SE	727	(56,209)
Praxair, Inc.	1,645	(180,720)

		(252,576)
Construction Materials — (0.4)%
HeidelbergCement AG	217	(18,578)
US Concrete, Inc.	5,309	(340,519)

		(359,097)
Diversified Financial Services — (0.0)%
Industrivarden AB, Class A	2,285	(42,610)
Diversified Telecommunication Services — (0.4)%
Koninklijke KPN NV	40,633	(161,873)
Telefonica Deutschland Holding AG	7,500	(33,559)
Telefonica SA	19,402	(202,658)
Telefonica SA — ADR	1,500	(15,645)

		(413,735)
Electric Utilities — (0.1)%
NextEra Energy, Inc.	1,181	(141,862)
Electrical Equipment — (0.2)%
ABB Ltd.	7,268	(151,337)
Electronic Equipment, Instruments & Components — (0.5)%
Applied DNA Sciences, Inc.	18,398	(53,906)
Corning, Inc.	22,830	(476,919)

		(530,825)
Energy Equipment & Services — (1.0)%
National Oilwell Varco, Inc.	15,148	(499,127)

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Ltd.	6,828	$(520,976)

		(1,020,103)
Food Products — (0.0)%
Campbell Soup Co.	157	(9,509)
Health Care Equipment & Supplies — (0.3)%
Abbott Laboratories	3,502	(138,784)
Wright Medical Group NV	5,872	(113,564)

		(252,348)
Health Care Providers & Services — (0.3)%
Amsurg Corp.	1,740	(130,135)
Anthem, Inc.	1,317	(174,055)

		(304,190)
Hotels, Restaurants & Leisure — (0.4)%
Carnival PLC — ADR	2,938	(145,372)
Del Taco Restaurants, Inc.	17,152	(160,200)
Marriott International, Inc. — Class A	501	(33,086)
McDonald’s Corp.	704	(85,930)

		(424,588)
Household Durables — (0.4)%
Lennar Corp., Class A	2,259	(102,943)
Newell Brands, Inc.	2,058	(98,146)
William Lyon Homes, Class A	13,483	(218,694)

		(419,783)
Household Products — (0.1)%
Central Garden & Pet Co.	4,000	(74,720)
Insurance — (0.3)%
Crawford & Co., Class B	4,062	(34,811)
Maiden Holdings Ltd.	16,487	(216,309)

		(251,120)
Internet & Catalog Retail — (0.2)%
Netflix, Inc.	982	(100,724)
TripAdvisor, Inc.	1,690	(114,481)
Vipshop Holdings Ltd. — ADR	661	(7,714)

		(222,919)
Internet Software & Services — (0.2)%
Alibaba Group Holding Ltd. — ADR	605	(49,610)
Alphabet, Inc., Class C	55	(40,465)
j2 Global, Inc.	2,255	(151,017)

		(241,092)
IT Services — (1.2)%
Accenture PLC	1,114	(132,533)
Infosys Ltd. — ADR	27,125	(527,310)
International Business Machines Corp.	3,166	(486,741)
Unisys Corp.	11,452	(96,655)

		(1,243,239)
Machinery — (0.6)%
Blue Bird Corp.	4,328	(47,392)
Parker-Hannifin Corp.	3,289	(377,709)
Volvo AB, Class B	15,042	(167,534)

		(592,635)
Media — (0.5)%
Discovery Communications, Inc., Class A (e)	4,769	(132,817)
Hemisphere Media Group, Inc.	1,899	(20,718)
News Corp., Class B	3,351	(41,351)
Omnicom Group, Inc.	1,307	(108,912)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	7

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Media (continued)
RELX PLC — ADR	188	$(3,469)
Viacom, Inc., Class A	1,037	(49,983)
Walt Disney Co.	1,690	(167,682)

		(524,932)
Metals & Mining — (0.4)%
BHP Billiton PLC — ADR	985	(23,581)
Franco-Nevada Corp.	4,197	(265,451)
Fresnillo PLC	3,565	(52,036)
Stornoway Diamond Corp.	30,812	(22,557)

		(363,625)
Multiline Retail — (0.3)%
Dollar Tree, Inc.	2,441	(221,008)
Target Corp.	759	(52,204)

		(273,212)
Oil, Gas & Consumable Fuels — (2.1)%
Apache Corp.	9,277	(530,088)
Chevron Corp.	1,029	(103,929)
Columbia Pipeline Group, Inc.	1,500	(38,310)
ConocoPhillips	8,291	(363,063)
Denbury Resources, Inc.	2,535	(10,165)
EOG Resources, Inc.	3,593	(292,325)
Hess Corp.	2,606	(156,178)
Occidental Petroleum Corp.	7,886	(594,920)

		(2,088,978)
Personal Products — (0.2)%
Estee Lauder Cos, Inc., Class A	1,636	(150,152)
Pharmaceuticals — (0.7)%
EyeGate Pharmaceuticals, Inc.	10,100	(37,875)
Shire PLC — ADR	2,380	(443,061)
Teva Pharmaceutical Industries Ltd. — ADR	4,800	(248,976)

		(729,912)
Professional Services — (0.1)%
Nielsen Holdings PLC	2,435	(130,005)
Real Estate Investment Trusts (REITs) — (0.8)%
Crown Castle International Corp.	2,491	(226,208)
Equinix, Inc.	1,068	(386,616)
SL Green Realty Corp.	1,650	(167,244)

		(780,068)
Real Estate Management & Development — (0.2)%
Forestar Group, Inc.	19,227	(235,338)
Semiconductors & Semiconductor Equipment — (0.1)%
Micron Technology, Inc.	3,430	(43,630)
SunPower Corp.	2,809	(49,242)

		(92,872)
Software — (1.6)%
Activision Blizzard, Inc.	5,757	(226,020)
Adobe Systems, Inc.	1,156	(114,987)
Check Point Software Technologies Ltd	3,677	(312,435)
Electronic Arts, Inc.	9,594	(736,340)
Mentor Graphics Corp.	4,518	(96,866)
Workday, Inc., Class A	1,459	(110,651)

		(1,597,299)
Technology Hardware, Storage & Peripherals — (0.3)%
Apple Inc.	3,176	(317,155)
Textiles, Apparel & Luxury Goods — (0.3)%
Under Armour, Inc., Class A	7,230	(272,788)

Common Stocks	Shares	Value
Thrifts & Mortgage Finance — (0.2)%
Washington Federal, Inc.	9,355	$(233,781)
Total Common Stocks — (18.0)%		(18,159,703)

Corporate Bonds		Par (000)	Value
Banks — (0.5)%
Canadian Western Bank, 3.46%, 12/17/24 (a)	CAD	359	(271,149)
Standard Chartered PLC, 6.50% (m)	USD	200	(183,404)

			(454,553)
Pharmaceuticals — (0.4)%
Horizon Pharma Financing, Inc., 6.63%, 5/01/23		200	(185,000)
Horizon Pharma Investment Ltd., 2.50%, 3/15/22		200	(182,750)
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		100	(83,625)

			(451,375)
Trading Companies & Distributors — (0.3)%
United Rentals North America, Inc., 6.13%, 6/15/23		261	(269,483)
Total Corporate Bonds — (1.2)%			(1,175,411)

Investment Companies		Shares	Value
Consumer Discretionary Select Sector SPDR Fund		1,279	(101,348)
Consumer Staples Select Sector SPDR Fund		11,618	(612,501)
Direxion Daily Emerging Markets Bear 3X Shares		700	(25,942)
Direxion Daily Financial Bear 3X Shares		700	(25,004)
Direxion Daily Financial Bull 3X Shares		1,400	(39,732)
Direxion Daily Gold Miners Index Bull 3X Shares		1,000	(73,070)
Direxion Daily Small Cap Bear 3X Shares		1,000	(37,170)
iShares China Large-Cap ETF (k)		1,111	(37,385)
iShares Edge MSCI Min Vol USA ETF (k)		2,608	(115,926)
iShares MSCI Switzerland Capped ETF (k)		849	(25,928)
iShares U.S. Preferred Stock ETF (k)		1,339	(53,024)
SPDR EURO STOXX 50 ETF		18,912	(641,306)
SPDR S&P 500 ETF Trust		7,637	(1,604,379)
SPDR S&P Retail ETF		2,843	(120,287)
Vanguard FTSE Emerging Markets ETF		3,100	(104,749)
Total Investment Companies — (3.6)%			(3,617,751)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Obligations — (0.4)%
U.S. Treasury Bonds, 3.00%, 11/15/45	USD	392	(421,951)
Total U.S. Treasury Obligations — (0.4)%			(421,951)
Total Investments Sold Short (Proceeds — $22,747,921) — (23.2)%			(23,374,816)
Total Investments Net of Options Written and Investments Sold Short — 70.7%			71,201,933
Other Assets Less Liabilities — 29.3%			29,540,594

Net Assets — 100.0%			$100,742,527

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Notes to Consolidated Schedule of Investments

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$95,901,338

Gross unrealized appreciation	$3,033,996
Gross unrealized depreciation	(4,316,828)

Net unrealized depreciation	$(1,282,832)

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(e)	Non-income producing security.

(f)	All or a portion of security has been pledged as collateral in connection with short sales.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Zero-coupon bond.

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Shares Purchased		Shares Sold	Shares Held at May 31, 2016	Value at May 31, 2016	Income	Realized Gain (Loss)
BlackRock Event Driven Equity Fund	—	1,168,224		(584,112)	584,112	$5,110,981	—	—
BlackRock Global Long/Short Credit Fund	339,566	742,511		(1,082,077)	—	—	—	$(78,932)
BlackRock Global Long/Short Equity Fund — Institutional Class	1,284,164	443,780		(1,727,944)	—	—	—	(116,306)
BlackRock Global Long/Short Equity Fund — Class K	—	627,932		(627,932)	—	—	—	(62,793)
BlackRock Liquidity Funds, TempFund, Institutional Class	19,792,005	8,275,096	[1]	—	28,067,101	28,067,101	$55,360	742
iShares Global Healthcare ETF	—	400		(400)	—	—	—	2,810
iShares MSCI Brazil Capped ETF	7,622	3,842		(11,464)	—	—	136	8,553
iShares Russell 2000 ETF	—	889		(889)	—	—	731	978
iShares Russell Mid-Cap Value ETF	—	2,500		(2,500)	—	—	—	1,521
iShares iBoxx $ High Yield Corporate Bond ETF	—	4,791		(4,791)	—	—	5,163	13,117
iShares MSCI USA Momentum Factor ETF	700	154		(854)	—	—	284	943
iShares U.S. Preferred Stock ETF	—	11,793		(11,793)	—	—	1,778	(2,081)
iShares 20+ Year Treasury Bond ETF	—	1,788		(1,788)	—	—	221	(294)
iShares 3-7 Year Treasury Bond ETF	—	9,255		(9,255)	—	—	473	(4,028)
Total						$33,178,082	$64,146	$(235,770)

Affiliate Investments Sold Short	Shares Held at August 31, 2015	Shares Purchased		Shares Sold	Shares Held at May 31, 2016	Value at May 31, 2016	Expense	Realized Gain (Loss)
iShares 3-7 Year Treasury Bond ETF	—	6,804		(6,804)	—	—	$246	$783
iShares iBoxx $ High Yield Corporate Bond ETF	—	5,650		(5,650)	—	—	8,221	(5,940)
iShares MSCI Brazil Capped ETF	—	848		(848)	—	—	—	733
iShares China Large-Cap ETF	—	850		(1,961)	(1,111)	$(37,385)	—	1,063
iShares Core U.S. Credit Bond ETF	—	400		(400)	—	—	—	(601)
iShares Edge MSCI Mini Vol USA ETF	—	—		(2,608)	(2,608)	(115,926)	441	—
iShares Global Healthcare ETF	—	397		(397)	—	—	357	2,542
iShares MSCI Switzerland Capped ETF	(1,700)	1,584		(733)	(849)	(25,928)	—	3,626
iShares Russell Mid-Cap Value ETF	(4,650)	15,750		(11,100)	—	—	—	27,167
iShares Select Dividend ETF	—	854		(854)	—	—	462	(685)
iShares TIPS Bond ETF	(356)	975		(619)	—	—	148	(1,558)
iShares U.S. Preferred Stock ETF	—	7,650		(8,989)	(1,339)	(53,024)	3,530	(6,691)
Total						$(232,263)	$13,405	$20,439

[1]	Represents net shares purchased.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	Perpetual security with no stated maturity date.

(n)	Current yield as of period end.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	9

Consolidated Schedule of Investments (continued)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
13	Amsterdam Exchange Index	June 2016	USD	1,294,706	$38,197
23	ASX SPI 200 Index	June 2016	USD	2,236,664	22,946
35	Australian Government Bonds (3 Year)	June 2016	USD	2,851,216	(5,481)
(42)	Australian Government Bonds (10 Year)	June 2016	USD	4,033,815	(9,990)
(4)	CAC 40 10 Euro Future Index	June 2016	USD	199,386	(3,609)
6	DAX Index	June 2016	USD	1,712,943	34,257
23	E-mini Dow ($5) — CBOT	June 2016	USD	2,044,010	5,318
(60)	Euro STOXX 50 Index	June 2016	USD	2,038,141	(47,608)
(46)	Euro- Bobl	June 2016	USD	6,724,242	(8,551)
(33)	Euro-Bund	June 2016	USD	6,020,528	(7,592)
(57)	Euro-Schatz	June 2016	USD	7,092,338	8,442
(21)	FTSE 100 Index	June 2016	USD	1,891,685	(12,347)
(8)	FTSE/MIB Index	June 2016	USD	802,839	(10,497)
(16)	Hang Seng Index	June 2016	USD	2,107,802	(36,207)
(7)	Japanese Government Bonds (10 Year)	June 2016	USD	9,610,421	(13,006)
20	NASDAQ 100 E-Mini Index	June 2016	USD	1,809,700	18,323
(1)	Nikkei 225 Index	June 2016	USD	155,597	(3,250)
(38)	OMX Nordic Exchange	June 2016	USD	622,411	(17,401)
(1)	Russell 2000 Mini Index	June 2016	USD	115,340	(7,633)
5	Russell 2000 Mini Index	June 2016	USD	576,700	18,731
(11)	S&P 500 E-Mini	June 2016	USD	1,152,195	(27,164)
(8)	S&P/Toronto Stock Exchange 60 Index	June 2016	USD	1,000,252	(27,528)
(10)	SGX MSCI Singapore Index Futures	June 2016	USD	225,510	(1,140)
2	TOPIX Index	June 2016	USD	248,702	768
(4)	30 Day Fed Fund	July 2016	USD	1,659,549	(291)
(2)	3-month Euro Swiss Franc Interest Rate	September 2016	USD	506,992	329
(1)	3-month EuroYen	September 2016	USD	225,742	24
16	ASX 90 Day Bank Accepted Bills	September 2016	USD	11,510,108	(460)
(14)	Canadian Bankers Acceptance	September 2016	USD	2,643,650	2,402
(4)	Canadian Government Bonds (10 Year)	September 2016	USD	442,079	(1,158)
22	Long Gilt British	September 2016	USD	3,911,275	635
28	U.S. Treasury Bonds (30 Year)	September 2016	USD	4,572,750	29,082
(11)	U.S. Treasury Notes (2 Year)	September 2016	USD	2,396,969	(1,360)
11	U.S. Treasury Notes (5 Year)	September 2016	USD	1,321,289	2,234
115	U.S. Treasury Notes (10 Year)	September 2016	USD	14,914,062	35,713
(23)	3-month EURIBOR	March 2017	USD	6,416,897	(1,087)
(145)	Euro Dollar	March 2017	USD	35,882,062	12,761
27	Three Month Sterling	March 2017	USD	4,856,415	1,698
Total					$(11,500)

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	291,177	CAD	376,000	JPMorgan Chase Bank N.A.	6/09/16	$4,451
USD	629,781	EUR	550,928	JPMorgan Chase Bank N.A.	6/09/16	16,580
AUD	14	USD	11	JPMorgan Chase Bank N.A.	6/15/16	(1)
AUD	22	USD	17	JPMorgan Chase Bank N.A.	6/15/16	(1)
AUD	849	USD	638	JPMorgan Chase Bank N.A.	6/15/16	(25)
AUD	3,922	USD	2,935	JPMorgan Chase Bank N.A.	6/15/16	(102)
AUD	4,169	USD	3,185	JPMorgan Chase Bank N.A.	6/15/16	(173)
AUD	11,217	USD	8,433	JPMorgan Chase Bank N.A.	6/15/16	(331)
AUD	27,817	USD	20,817	JPMorgan Chase Bank N.A.	6/15/16	(725)
AUD	28,684	USD	20,604	JPMorgan Chase Bank N.A.	6/15/16	115
AUD	29,090	USD	21,063	JPMorgan Chase Bank N.A.	6/15/16	(39)
AUD	29,559	USD	22,580	JPMorgan Chase Bank N.A.	6/15/16	(1,229)
AUD	43,519	USD	33,041	JPMorgan Chase Bank N.A.	6/15/16	(1,607)
AUD	51,992	USD	39,640	JPMorgan Chase Bank N.A.	6/15/16	(2,086)
AUD	65,294	USD	49,743	JPMorgan Chase Bank N.A.	6/15/16	(2,580)
AUD	69,032	USD	50,222	JPMorgan Chase Bank N.A.	6/15/16	(359)
AUD	69,444	USD	52,166	JPMorgan Chase Bank N.A.	6/15/16	(2,005)
AUD	79,530	USD	58,241	JPMorgan Chase Bank N.A.	6/15/16	(796)
AUD	100,261	USD	73,714	JPMorgan Chase Bank N.A.	6/15/16	(1,294)
AUD	108,881	USD	83,173	JPMorgan Chase Bank N.A.	6/15/16	(4,527)
AUD	111,944	USD	85,053	JPMorgan Chase Bank N.A.	6/15/16	(4,194)
AUD	135,140	USD	102,954	JPMorgan Chase Bank N.A.	6/15/16	(5,340)
AUD	173,071	USD	133,273	JPMorgan Chase Bank N.A.	6/15/16	(8,261)
AUD	180,978	USD	135,949	JPMorgan Chase Bank N.A.	6/15/16	(5,226)
AUD	181,266	USD	134,588	JPMorgan Chase Bank N.A.	6/15/16	(3,657)
AUD	254,792	USD	187,417	JPMorgan Chase Bank N.A.	6/15/16	(3,377)
AUD	259,045	USD	197,882	JPMorgan Chase Bank N.A.	6/15/16	(10,769)
AUD	285,603	USD	205,331	JPMorgan Chase Bank N.A.	6/15/16	964
AUD	302,407	USD	225,780	JPMorgan Chase Bank N.A.	6/15/16	(7,347)
AUD	409,790	USD	311,129	JPMorgan Chase Bank N.A.	6/15/16	(15,131)
AUD	423,521	USD	305,685	JPMorgan Chase Bank N.A.	6/15/16	231
AUD	441,718	USD	321,814	JPMorgan Chase Bank N.A.	6/15/16	(2,754)
AUD	468,360	USD	347,753	JPMorgan Chase Bank N.A.	6/15/16	(9,449)
AUD	548,940	USD	413,440	JPMorgan Chase Bank N.A.	6/15/16	(16,931)
AUD	701,233	USD	527,117	JPMorgan Chase Bank N.A.	6/15/16	(20,605)
AUD	767,626	USD	590,895	JPMorgan Chase Bank N.A.	6/15/16	(36,427)
AUD	934,153	USD	702,567	JPMorgan Chase Bank N.A.	6/15/16	(27,813)
AUD	1,051,522	USD	819,441	JPMorgan Chase Bank N.A.	6/15/16	(59,896)
AUD	1,121,754	USD	863,537	JPMorgan Chase Bank N.A.	6/15/16	(53,276)
CAD	3,410	USD	2,575	JPMorgan Chase Bank N.A.	6/15/16	26
CAD	6,392	USD	4,826	JPMorgan Chase Bank N.A.	6/15/16	48
CAD	7,612	USD	6,017	JPMorgan Chase Bank N.A.	6/15/16	(212)
CAD	14,879	USD	11,691	JPMorgan Chase Bank N.A.	6/15/16	(345)
CAD	20,234	USD	15,715	JPMorgan Chase Bank N.A.	6/15/16	(286)
CAD	41,005	USD	31,143	JPMorgan Chase Bank N.A.	6/15/16	126
CAD	52,567	USD	40,828	JPMorgan Chase Bank N.A.	6/15/16	(742)
CAD	74,798	USD	59,132	JPMorgan Chase Bank N.A.	6/15/16	(2,093)
CAD	89,090	USD	70,424	JPMorgan Chase Bank N.A.	6/15/16	(2,487)
CAD	97,759	USD	77,284	JPMorgan Chase Bank N.A.	6/15/16	(2,736)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	11

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	112,181	USD	85,256	JPMorgan Chase Bank N.A.	6/15/16	$289
CAD	121,078	USD	92,572	JPMorgan Chase Bank N.A.	6/15/16	(242)
CAD	127,061	USD	96,434	JPMorgan Chase Bank N.A.	6/15/16	458
CAD	169,038	USD	129,650	JPMorgan Chase Bank N.A.	6/15/16	(748)
CAD	191,995	USD	153,077	JPMorgan Chase Bank N.A.	6/15/16	(6,668)
CAD	221,051	USD	165,020	JPMorgan Chase Bank N.A.	6/15/16	3,546
CAD	228,406	USD	175,323	JPMorgan Chase Bank N.A.	6/15/16	(1,149)
CAD	241,255	USD	191,793	JPMorgan Chase Bank N.A.	6/15/16	(7,821)
CAD	345,141	USD	267,110	JPMorgan Chase Bank N.A.	6/15/16	(3,917)
CAD	425,685	USD	317,326	JPMorgan Chase Bank N.A.	6/15/16	7,287
CAD	432,224	USD	343,969	JPMorgan Chase Bank N.A.	6/15/16	(14,369)
CAD	436,857	USD	339,335	JPMorgan Chase Bank N.A.	6/15/16	(6,203)
CAD	444,961	USD	346,481	JPMorgan Chase Bank N.A.	6/15/16	(7,169)
CAD	464,559	USD	365,016	JPMorgan Chase Bank N.A.	6/15/16	(10,759)
CAD	466,595	USD	358,090	JPMorgan Chase Bank N.A.	6/15/16	(2,281)
CAD	479,599	USD	370,447	JPMorgan Chase Bank N.A.	6/15/16	(4,721)
CAD	500,080	USD	395,339	JPMorgan Chase Bank N.A.	6/15/16	(13,995)
CAD	527,968	USD	402,626	JPMorgan Chase Bank N.A.	6/15/16	(16)
CAD	564,390	USD	428,930	JPMorgan Chase Bank N.A.	6/15/16	1,455
CAD	567,940	USD	438,537	JPMorgan Chase Bank N.A.	6/15/16	(5,445)
CAD	653,609	USD	516,716	JPMorgan Chase Bank N.A.	6/15/16	(18,296)
CAD	710,482	USD	543,727	JPMorgan Chase Bank N.A.	6/15/16	(1,937)
CAD	752,895	USD	594,000	JPMorgan Chase Bank N.A.	6/15/16	(19,868)
CAD	760,442	USD	566,870	JPMorgan Chase Bank N.A.	6/15/16	13,018
CAD	776,375	USD	593,999	JPMorgan Chase Bank N.A.	6/15/16	(1,962)
CAD	906,876	USD	693,882	JPMorgan Chase Bank N.A.	6/15/16	(2,329)
CAD	931,213	USD	720,915	JPMorgan Chase Bank N.A.	6/15/16	(10,804)
CAD	966,530	USD	762,548	JPMorgan Chase Bank N.A.	6/15/16	(25,505)
CAD	1,087,505	USD	845,406	JPMorgan Chase Bank N.A.	6/15/16	(16,112)
EUR	65	USD	73	JPMorgan Chase Bank N.A.	6/15/16	(1)
EUR	91	USD	103	JPMorgan Chase Bank N.A.	6/15/16	(1)
EUR	12,391	USD	14,120	JPMorgan Chase Bank N.A.	6/15/16	(325)
EUR	13,795	USD	15,507	JPMorgan Chase Bank N.A.	6/15/16	(150)
EUR	23,696	USD	26,591	JPMorgan Chase Bank N.A.	6/15/16	(210)
EUR	24,705	USD	28,130	JPMorgan Chase Bank N.A.	6/15/16	(626)
EUR	30,000	USD	34,319	JPMorgan Chase Bank N.A.	6/15/16	(920)
EUR	36,012	USD	40,885	JPMorgan Chase Bank N.A.	6/15/16	(793)
EUR	59,963	USD	67,655	JPMorgan Chase Bank N.A.	6/15/16	(899)
EUR	65,761	USD	74,797	JPMorgan Chase Bank N.A.	6/15/16	(1,585)
EUR	92,462	USD	104,457	JPMorgan Chase Bank N.A.	6/15/16	(1,520)
EUR	130,991	USD	149,822	JPMorgan Chase Bank N.A.	6/15/16	(3,991)
EUR	132,702	USD	149,725	JPMorgan Chase Bank N.A.	6/15/16	(1,989)
EUR	138,263	USD	157,379	JPMorgan Chase Bank N.A.	6/15/16	(3,452)
EUR	181,150	USD	206,560	JPMorgan Chase Bank N.A.	6/15/16	(4,887)
EUR	183,007	USD	208,348	JPMorgan Chase Bank N.A.	6/15/16	(4,608)
EUR	186,116	USD	211,848	JPMorgan Chase Bank N.A.	6/15/16	(4,647)
EUR	210,456	USD	239,977	JPMorgan Chase Bank N.A.	6/15/16	(5,678)
EUR	285,762	USD	318,482	JPMorgan Chase Bank N.A.	6/15/16	(346)

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	289,066	USD	322,162	JPMorgan Chase Bank N.A.	6/15/16	$(348)
EUR	293,463	USD	333,230	JPMorgan Chase Bank N.A.	6/15/16	(6,521)
EUR	344,615	USD	379,296	JPMorgan Chase Bank N.A.	6/15/16	4,360
EUR	369,374	USD	418,290	JPMorgan Chase Bank N.A.	6/15/16	(7,070)
EUR	370,404	USD	412,813	JPMorgan Chase Bank N.A.	6/15/16	(446)
EUR	376,217	USD	426,164	JPMorgan Chase Bank N.A.	6/15/16	(7,325)
EUR	438,946	USD	500,693	JPMorgan Chase Bank N.A.	6/15/16	(12,018)
EUR	467,933	USD	521,064	JPMorgan Chase Bank N.A.	6/15/16	(119)
EUR	478,686	USD	535,281	JPMorgan Chase Bank N.A.	6/15/16	(2,364)
EUR	521,830	USD	595,225	JPMorgan Chase Bank N.A.	6/15/16	(14,277)
EUR	533,165	USD	596,217	JPMorgan Chase Bank N.A.	6/15/16	(2,649)
EUR	613,603	USD	687,892	JPMorgan Chase Bank N.A.	6/15/16	(4,773)
EUR	614,613	USD	693,056	JPMorgan Chase Bank N.A.	6/15/16	(8,813)
EUR	616,146	USD	701,587	JPMorgan Chase Bank N.A.	6/15/16	(15,637)
EUR	616,707	USD	701,443	JPMorgan Chase Bank N.A.	6/15/16	(14,868)
EUR	785,097	USD	891,329	JPMorgan Chase Bank N.A.	6/15/16	(17,287)
EUR	786,785	USD	897,816	JPMorgan Chase Bank N.A.	6/15/16	(21,896)
EUR	876,947	USD	988,749	JPMorgan Chase Bank N.A.	6/15/16	(12,452)
EUR	888,609	USD	993,794	JPMorgan Chase Bank N.A.	6/15/16	(4,514)
EUR	888,609	USD	993,794	JPMorgan Chase Bank N.A.	6/15/16	(4,514)
GBP	6,153	USD	8,660	JPMorgan Chase Bank N.A.	6/15/16	253
GBP	12,452	USD	17,906	JPMorgan Chase Bank N.A.	6/15/16	131
GBP	16,463	USD	24,052	JPMorgan Chase Bank N.A.	6/15/16	(205)
GBP	16,522	USD	23,253	JPMorgan Chase Bank N.A.	6/15/16	679
GBP	23,090	USD	33,715	JPMorgan Chase Bank N.A.	6/15/16	(269)
GBP	27,890	USD	39,504	JPMorgan Chase Bank N.A.	6/15/16	896
GBP	38,710	USD	54,956	JPMorgan Chase Bank N.A.	6/15/16	1,117
GBP	59,294	USD	84,746	JPMorgan Chase Bank N.A.	6/15/16	1,143
GBP	81,589	USD	116,830	JPMorgan Chase Bank N.A.	6/15/16	1,354
GBP	83,746	USD	117,904	JPMorgan Chase Bank N.A.	6/15/16	3,404
GBP	116,229	USD	167,462	JPMorgan Chase Bank N.A.	6/15/16	899
GBP	122,967	USD	174,728	JPMorgan Chase Bank N.A.	6/15/16	3,393
GBP	177,115	USD	249,188	JPMorgan Chase Bank N.A.	6/15/16	7,367
GBP	177,881	USD	255,793	JPMorgan Chase Bank N.A.	6/15/16	1,872
GBP	201,430	USD	289,108	JPMorgan Chase Bank N.A.	6/15/16	2,668
GBP	268,951	USD	392,924	JPMorgan Chase Bank N.A.	6/15/16	(3,342)
GBP	317,694	USD	458,915	JPMorgan Chase Bank N.A.	6/15/16	1,272
GBP	390,408	USD	561,375	JPMorgan Chase Bank N.A.	6/15/16	4,140
GBP	402,027	USD	581,934	JPMorgan Chase Bank N.A.	6/15/16	412
GBP	418,192	USD	593,218	JPMorgan Chase Bank N.A.	6/15/16	12,544
GBP	439,174	USD	636,038	JPMorgan Chase Bank N.A.	6/15/16	116
GBP	456,719	USD	660,909	JPMorgan Chase Bank N.A.	6/15/16	660
GBP	474,983	USD	673,953	JPMorgan Chase Bank N.A.	6/15/16	14,071
GBP	510,124	USD	734,956	JPMorgan Chase Bank N.A.	6/15/16	3,971
GBP	541,582	USD	784,059	JPMorgan Chase Bank N.A.	6/15/16	436
GBP	689,175	USD	997,732	JPMorgan Chase Bank N.A.	6/15/16	555
GBP	696,987	USD	988,990	JPMorgan Chase Bank N.A.	6/15/16	20,613
JPY	274,606	USD	2,423	JPMorgan Chase Bank N.A.	6/15/16	58

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	13

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,688,457	USD	25,086	JPMorgan Chase Bank N.A.	6/15/16	$(794)
JPY	3,767,714	USD	33,242	JPMorgan Chase Bank N.A.	6/15/16	803
JPY	4,563,024	USD	41,830	JPMorgan Chase Bank N.A.	6/15/16	(599)
JPY	4,962,775	USD	45,946	JPMorgan Chase Bank N.A.	6/15/16	(1,103)
JPY	5,619,346	USD	52,026	JPMorgan Chase Bank N.A.	6/15/16	(1,250)
JPY	11,188,325	USD	102,267	JPMorgan Chase Bank N.A.	6/15/16	(1,171)
JPY	12,208,899	USD	108,852	JPMorgan Chase Bank N.A.	6/15/16	1,466
JPY	12,363,099	USD	113,200	JPMorgan Chase Bank N.A.	6/15/16	(1,488)
JPY	12,896,419	USD	119,206	JPMorgan Chase Bank N.A.	6/15/16	(2,675)
JPY	15,712,075	USD	141,409	JPMorgan Chase Bank N.A.	6/15/16	564
JPY	16,203,262	USD	145,774	JPMorgan Chase Bank N.A.	6/15/16	637
JPY	16,907,297	USD	150,741	JPMorgan Chase Bank N.A.	6/15/16	2,031
JPY	17,055,864	USD	155,899	JPMorgan Chase Bank N.A.	6/15/16	(1,784)
JPY	18,229,870	USD	164,215	JPMorgan Chase Bank N.A.	6/15/16	508
JPY	18,297,262	USD	162,202	JPMorgan Chase Bank N.A.	6/15/16	3,130
JPY	19,138,208	USD	179,047	JPMorgan Chase Bank N.A.	6/15/16	(6,117)
JPY	22,277,448	USD	198,191	JPMorgan Chase Bank N.A.	6/15/16	3,106
JPY	23,219,675	USD	208,966	JPMorgan Chase Bank N.A.	6/15/16	844
JPY	25,071,064	USD	230,314	JPMorgan Chase Bank N.A.	6/15/16	(3,774)
JPY	27,178,466	USD	242,450	JPMorgan Chase Bank N.A.	6/15/16	3,131
JPY	28,950,564	USD	260,555	JPMorgan Chase Bank N.A.	6/15/16	1,039
JPY	29,682,696	USD	267,056	JPMorgan Chase Bank N.A.	6/15/16	1,154
JPY	36,982,755	USD	339,024	JPMorgan Chase Bank N.A.	6/15/16	(4,851)
JPY	41,107,762	USD	369,830	JPMorgan Chase Bank N.A.	6/15/16	1,615
JPY	41,911,995	USD	393,119	JPMorgan Chase Bank N.A.	6/15/16	(14,407)
JPY	42,783,823	USD	385,034	JPMorgan Chase Bank N.A.	6/15/16	1,556
JPY	50,621,677	USD	455,796	JPMorgan Chase Bank N.A.	6/15/16	1,346
JPY	53,906,251	USD	491,975	JPMorgan Chase Bank N.A.	6/15/16	(4,885)
JPY	56,302,996	USD	501,985	JPMorgan Chase Bank N.A.	6/15/16	6,762
JPY	59,196,947	USD	548,054	JPMorgan Chase Bank N.A.	6/15/16	(13,157)
JPY	60,986,462	USD	560,816	JPMorgan Chase Bank N.A.	6/15/16	(9,749)
JPY	61,453,675	USD	561,892	JPMorgan Chase Bank N.A.	6/15/16	(6,604)
JPY	62,411,724	USD	573,642	JPMorgan Chase Bank N.A.	6/15/16	(9,697)
JPY	64,628,982	USD	594,000	JPMorgan Chase Bank N.A.	6/15/16	(10,020)
JPY	64,781,640	USD	594,000	JPMorgan Chase Bank N.A.	6/15/16	(8,640)
JPY	67,028,632	USD	620,578	JPMorgan Chase Bank N.A.	6/15/16	(14,915)
JPY	80,001,015	USD	733,557	JPMorgan Chase Bank N.A.	6/15/16	(10,676)
JPY	84,410,146	USD	780,232	JPMorgan Chase Bank N.A.	6/15/16	(17,511)
JPY	187,478,115	USD	1,668,297	JPMorgan Chase Bank N.A.	6/15/16	25,735
NOK	30,026	USD	3,532	JPMorgan Chase Bank N.A.	6/15/16	57
NOK	53,200	USD	6,604	JPMorgan Chase Bank N.A.	6/15/16	(245)
NOK	185,627	USD	22,303	JPMorgan Chase Bank N.A.	6/15/16	(115)
NOK	188,108	USD	22,489	JPMorgan Chase Bank N.A.	6/15/16	(4)
NOK	780,116	USD	94,226	JPMorgan Chase Bank N.A.	6/15/16	(977)
NOK	1,319,704	USD	161,524	JPMorgan Chase Bank N.A.	6/15/16	(3,777)
NOK	3,377,116	USD	415,775	JPMorgan Chase Bank N.A.	6/15/16	(12,101)
NOK	5,284,330	USD	649,676	JPMorgan Chase Bank N.A.	6/15/16	(18,029)
NOK	6,726,226	USD	815,419	JPMorgan Chase Bank N.A.	6/15/16	(11,419)

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	7,551,551	USD	917,626	JPMorgan Chase Bank N.A.	6/15/16	$(14,974)
NZD	8,186	USD	5,511	JPMorgan Chase Bank N.A.	6/15/16	23
NZD	77,748	USD	52,416	JPMorgan Chase Bank N.A.	6/15/16	145
NZD	94,798	USD	64,082	JPMorgan Chase Bank N.A.	6/15/16	6
NZD	182,761	USD	124,012	JPMorgan Chase Bank N.A.	6/15/16	(457)
NZD	286,648	USD	192,547	JPMorgan Chase Bank N.A.	6/15/16	1,241
NZD	367,825	USD	245,902	JPMorgan Chase Bank N.A.	6/15/16	2,765
NZD	416,566	USD	287,360	JPMorgan Chase Bank N.A.	6/15/16	(5,741)
NZD	563,618	USD	377,308	JPMorgan Chase Bank N.A.	6/15/16	3,724
NZD	1,071,101	USD	721,779	JPMorgan Chase Bank N.A.	6/15/16	2,337
NZD	5,544,636	USD	3,728,091	JPMorgan Chase Bank N.A.	6/15/16	20,348
SEK	82	USD	10	JPMorgan Chase Bank N.A.	6/15/16	—
SEK	1,906	USD	234	JPMorgan Chase Bank N.A.	6/15/16	(5)
SEK	3,152	USD	379	JPMorgan Chase Bank N.A.	6/15/16	(1)
SEK	4,332	USD	524	JPMorgan Chase Bank N.A.	6/15/16	(4)
SEK	4,603	USD	565	JPMorgan Chase Bank N.A.	6/15/16	(13)
SEK	7,877	USD	970	JPMorgan Chase Bank N.A.	6/15/16	(25)
SEK	93,016	USD	11,433	JPMorgan Chase Bank N.A.	6/15/16	(275)
SEK	195,973	USD	24,062	JPMorgan Chase Bank N.A.	6/15/16	(552)
SEK	326,359	USD	39,213	JPMorgan Chase Bank N.A.	6/15/16	(61)
SEK	445,511	USD	53,874	JPMorgan Chase Bank N.A.	6/15/16	(428)
SEK	473,416	USD	58,157	JPMorgan Chase Bank N.A.	6/15/16	(1,364)
SEK	4,539,467	USD	563,246	JPMorgan Chase Bank N.A.	6/15/16	(18,666)
SEK	6,113,807	USD	752,551	JPMorgan Chase Bank N.A.	6/15/16	(19,105)
USD	1,032	AUD	1,382	JPMorgan Chase Bank N.A.	6/15/16	34
USD	1,923	AUD	2,581	JPMorgan Chase Bank N.A.	6/15/16	59
USD	4,329	AUD	5,796	JPMorgan Chase Bank N.A.	6/15/16	143
USD	8,067	AUD	10,828	JPMorgan Chase Bank N.A.	6/15/16	246
USD	8,092	AUD	10,856	JPMorgan Chase Bank N.A.	6/15/16	250
USD	33,940	AUD	45,535	JPMorgan Chase Bank N.A.	6/15/16	1,049
USD	37,713	AUD	52,736	JPMorgan Chase Bank N.A.	6/15/16	(379)
USD	75,102	AUD	102,317	JPMorgan Chase Bank N.A.	6/15/16	1,196
USD	159,551	AUD	208,867	JPMorgan Chase Bank N.A.	6/15/16	8,683
USD	265,075	AUD	343,361	JPMorgan Chase Bank N.A.	6/15/16	17,059
USD	287,130	AUD	392,431	JPMorgan Chase Bank N.A.	6/15/16	3,671
USD	423,690	AUD	554,641	JPMorgan Chase Bank N.A.	6/15/16	23,064
USD	456,589	AUD	613,849	JPMorgan Chase Bank N.A.	6/15/16	13,196
USD	632,937	AUD	878,945	JPMorgan Chase Bank N.A.	6/15/16	(1,939)
USD	1,915,153	AUD	2,574,774	JPMorgan Chase Bank N.A.	6/15/16	55,351
USD	1,906	CAD	2,526	JPMorgan Chase Bank N.A.	6/15/16	(20)
USD	2,035	CAD	2,683	JPMorgan Chase Bank N.A.	6/15/16	(11)
USD	6,918	CAD	8,981	JPMorgan Chase Bank N.A.	6/15/16	70
USD	14,175	CAD	18,688	JPMorgan Chase Bank N.A.	6/15/16	(76)
USD	18,699	CAD	24,772	JPMorgan Chase Bank N.A.	6/15/16	(192)
USD	19,063	CAD	25,476	JPMorgan Chase Bank N.A.	6/15/16	(364)
USD	28,325	CAD	36,769	JPMorgan Chase Bank N.A.	6/15/16	286
USD	72,906	CAD	95,511	JPMorgan Chase Bank N.A.	6/15/16	73
USD	73,092	CAD	93,863	JPMorgan Chase Bank N.A.	6/15/16	1,515

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	15

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,338	CAD	103,868	JPMorgan Chase Bank N.A.	6/15/16	$2,131
USD	83,479	CAD	110,744	JPMorgan Chase Bank N.A.	6/15/16	(970)
USD	117,015	CAD	152,953	JPMorgan Chase Bank N.A.	6/15/16	379
USD	121,303	CAD	158,160	JPMorgan Chase Bank N.A.	6/15/16	696
USD	144,401	CAD	188,750	JPMorgan Chase Bank N.A.	6/15/16	467
USD	194,968	CAD	252,752	JPMorgan Chase Bank N.A.	6/15/16	2,227
USD	219,071	CAD	287,404	JPMorgan Chase Bank N.A.	6/15/16	(93)
USD	221,294	CAD	290,898	JPMorgan Chase Bank N.A.	6/15/16	(535)
USD	254,802	CAD	332,596	JPMorgan Chase Bank N.A.	6/15/16	1,174
USD	310,451	CAD	402,463	JPMorgan Chase Bank N.A.	6/15/16	3,547
USD	326,065	CAD	432,114	JPMorgan Chase Bank N.A.	6/15/16	(3,451)
USD	346,846	CAD	454,386	JPMorgan Chase Bank N.A.	6/15/16	347
USD	355,889	CAD	458,759	JPMorgan Chase Bank N.A.	6/15/16	6,055
USD	399,093	CAD	502,522	JPMorgan Chase Bank N.A.	6/15/16	15,887
USD	414,527	CAD	540,730	JPMorgan Chase Bank N.A.	6/15/16	2,185
USD	421,807	CAD	541,832	JPMorgan Chase Bank N.A.	6/15/16	8,624
USD	455,619	CAD	578,222	JPMorgan Chase Bank N.A.	6/15/16	14,687
USD	507,195	CAD	658,714	JPMorgan Chase Bank N.A.	6/15/16	4,882
USD	594,000	CAD	753,750	JPMorgan Chase Bank N.A.	6/15/16	19,216
USD	623,585	CAD	827,250	JPMorgan Chase Bank N.A.	6/15/16	(7,248)
USD	633,125	CAD	817,725	JPMorgan Chase Bank N.A.	6/15/16	9,556
USD	818,770	CAD	1,048,165	JPMorgan Chase Bank N.A.	6/15/16	19,475
USD	990,000	CAD	1,256,379	JPMorgan Chase Bank N.A.	6/15/16	31,928
USD	10,185	EUR	8,995	JPMorgan Chase Bank N.A.	6/15/16	171
USD	12,535	EUR	11,047	JPMorgan Chase Bank N.A.	6/15/16	237
USD	37,349	EUR	33,596	JPMorgan Chase Bank N.A.	6/15/16	(53)
USD	38,018	EUR	33,320	JPMorgan Chase Bank N.A.	6/15/16	923
USD	46,223	EUR	40,715	JPMorgan Chase Bank N.A.	6/15/16	895
USD	51,591	EUR	46,407	JPMorgan Chase Bank N.A.	6/15/16	(74)
USD	58,414	EUR	52,351	JPMorgan Chase Bank N.A.	6/15/16	166
USD	67,314	EUR	60,390	JPMorgan Chase Bank N.A.	6/15/16	83
USD	70,477	EUR	61,768	JPMorgan Chase Bank N.A.	6/15/16	1,712
USD	95,057	EUR	84,975	JPMorgan Chase Bank N.A.	6/15/16	455
USD	95,148	EUR	84,220	JPMorgan Chase Bank N.A.	6/15/16	1,386
USD	99,988	EUR	89,101	JPMorgan Chase Bank N.A.	6/15/16	793
USD	103,258	EUR	92,256	JPMorgan Chase Bank N.A.	6/15/16	551
USD	122,261	EUR	106,933	JPMorgan Chase Bank N.A.	6/15/16	3,213
USD	128,666	EUR	113,262	JPMorgan Chase Bank N.A.	6/15/16	2,572
USD	129,051	EUR	114,363	JPMorgan Chase Bank N.A.	6/15/16	1,731
USD	152,501	EUR	137,209	JPMorgan Chase Bank N.A.	6/15/16	(253)
USD	175,891	EUR	156,869	JPMorgan Chase Bank N.A.	6/15/16	1,250
USD	191,440	EUR	166,590	JPMorgan Chase Bank N.A.	6/15/16	5,977
USD	200,636	EUR	176,728	JPMorgan Chase Bank N.A.	6/15/16	3,886
USD	205,192	EUR	179,467	JPMorgan Chase Bank N.A.	6/15/16	5,393
USD	263,255	EUR	234,432	JPMorgan Chase Bank N.A.	6/15/16	2,264
USD	281,810	EUR	247,841	JPMorgan Chase Bank N.A.	6/15/16	5,891
USD	290,094	EUR	259,311	JPMorgan Chase Bank N.A.	6/15/16	1,405
USD	439,815	EUR	388,866	JPMorgan Chase Bank N.A.	6/15/16	6,894

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	573,677	EUR	521,863	JPMorgan Chase Bank N.A.	6/15/16	$(7,308)
USD	595,426	EUR	532,496	JPMorgan Chase Bank N.A.	6/15/16	2,604
USD	628,196	EUR	561,802	JPMorgan Chase Bank N.A.	6/15/16	2,747
USD	658,533	EUR	582,809	JPMorgan Chase Bank N.A.	6/15/16	9,698
USD	710,106	EUR	627,025	JPMorgan Chase Bank N.A.	6/15/16	12,045
USD	741,313	EUR	654,350	JPMorgan Chase Bank N.A.	6/15/16	12,831
USD	762,052	EUR	657,315	JPMorgan Chase Bank N.A.	6/15/16	30,269
USD	891,821	EUR	800,083	JPMorgan Chase Bank N.A.	6/15/16	1,096
USD	937,477	EUR	815,332	JPMorgan Chase Bank N.A.	6/15/16	29,775
USD	991,663	EUR	875,254	JPMorgan Chase Bank N.A.	6/15/16	17,251
USD	991,680	EUR	875,254	JPMorgan Chase Bank N.A.	6/15/16	17,268
USD	2,636,852	EUR	2,398,695	JPMorgan Chase Bank N.A.	6/15/16	(33,593)
USD	132	GBP	91	JPMorgan Chase Bank N.A.	6/15/16	—
USD	181	GBP	125	JPMorgan Chase Bank N.A.	6/15/16	—
USD	2,606	GBP	1,822	JPMorgan Chase Bank N.A.	6/15/16	(33)
USD	2,839	GBP	1,974	JPMorgan Chase Bank N.A.	6/15/16	(20)
USD	3,565	GBP	2,462	JPMorgan Chase Bank N.A.	6/15/16	(1)
USD	3,614	GBP	2,473	JPMorgan Chase Bank N.A.	6/15/16	32
USD	4,429	GBP	3,080	JPMorgan Chase Bank N.A.	6/15/16	(32)
USD	5,280	GBP	3,691	JPMorgan Chase Bank N.A.	6/15/16	(66)
USD	10,349	GBP	7,062	JPMorgan Chase Bank N.A.	6/15/16	119
USD	10,613	GBP	7,365	JPMorgan Chase Bank N.A.	6/15/16	(55)
USD	11,520	GBP	8,150	JPMorgan Chase Bank N.A.	6/15/16	(285)
USD	11,832	GBP	8,210	JPMorgan Chase Bank N.A.	6/15/16	(61)
USD	14,922	GBP	10,392	JPMorgan Chase Bank N.A.	6/15/16	(132)
USD	17,057	GBP	11,624	JPMorgan Chase Bank N.A.	6/15/16	219
USD	20,344	GBP	14,316	JPMorgan Chase Bank N.A.	6/15/16	(393)
USD	21,741	GBP	14,797	JPMorgan Chase Bank N.A.	6/15/16	307
USD	29,510	GBP	20,239	JPMorgan Chase Bank N.A.	6/15/16	193
USD	46,714	GBP	32,382	JPMorgan Chase Bank N.A.	6/15/16	(193)
USD	46,984	GBP	33,063	JPMorgan Chase Bank N.A.	6/15/16	(908)
USD	52,420	GBP	36,346	JPMorgan Chase Bank N.A.	6/15/16	(228)
USD	66,492	GBP	45,350	JPMorgan Chase Bank N.A.	6/15/16	802
USD	117,337	GBP	80,028	JPMorgan Chase Bank N.A.	6/15/16	1,415
USD	133,125	GBP	91,082	JPMorgan Chase Bank N.A.	6/15/16	1,191
USD	134,743	GBP	93,433	JPMorgan Chase Bank N.A.	6/15/16	(597)
USD	152,368	GBP	104,624	JPMorgan Chase Bank N.A.	6/15/16	818
USD	229,556	GBP	157,201	JPMorgan Chase Bank N.A.	6/15/16	1,846
USD	245,080	GBP	167,679	JPMorgan Chase Bank N.A.	6/15/16	2,192
USD	285,983	GBP	196,567	JPMorgan Chase Bank N.A.	6/15/16	1,251
USD	295,396	GBP	208,157	JPMorgan Chase Bank N.A.	6/15/16	(6,125)
USD	299,732	GBP	212,045	JPMorgan Chase Bank N.A.	6/15/16	(7,421)
USD	355,221	GBP	243,624	JPMorgan Chase Bank N.A.	6/15/16	2,325
USD	468,196	GBP	325,774	JPMorgan Chase Bank N.A.	6/15/16	(3,696)
USD	581,840	GBP	403,764	JPMorgan Chase Bank N.A.	6/15/16	(3,022)
USD	588,946	GBP	416,140	JPMorgan Chase Bank N.A.	6/15/16	(13,843)
USD	592,720	GBP	410,079	JPMorgan Chase Bank N.A.	6/15/16	(1,290)
USD	594,313	GBP	418,325	JPMorgan Chase Bank N.A.	6/15/16	(11,641)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	17

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	600,810	GBP	414,626	JPMorgan Chase Bank N.A.	6/15/16	$214
USD	636,168	GBP	442,321	JPMorgan Chase Bank N.A.	6/15/16	(4,545)
USD	648,532	GBP	450,013	JPMorgan Chase Bank N.A.	6/15/16	(3,323)
USD	651,718	GBP	460,510	JPMorgan Chase Bank N.A.	6/15/16	(15,342)
USD	741,718	GBP	504,821	JPMorgan Chase Bank N.A.	6/15/16	10,472
USD	822,533	GBP	567,636	JPMorgan Chase Bank N.A.	6/15/16	298
USD	856,371	GBP	604,705	JPMorgan Chase Bank N.A.	6/15/16	(19,559)
USD	883,527	GBP	603,762	JPMorgan Chase Bank N.A.	6/15/16	8,963
USD	918,465	GBP	635,515	JPMorgan Chase Bank N.A.	6/15/16	(2,094)
USD	992,719	GBP	690,294	JPMorgan Chase Bank N.A.	6/15/16	(7,189)
USD	304	JPY	33,683	JPMorgan Chase Bank N.A.	6/15/16	—
USD	4,508	JPY	496,466	JPMorgan Chase Bank N.A.	6/15/16	22
USD	12,370	JPY	1,362,214	JPMorgan Chase Bank N.A.	6/15/16	61
USD	17,377	JPY	1,945,528	JPMorgan Chase Bank N.A.	6/15/16	(203)
USD	19,202	JPY	2,104,896	JPMorgan Chase Bank N.A.	6/15/16	183
USD	20,963	JPY	2,356,231	JPMorgan Chase Bank N.A.	6/15/16	(327)
USD	31,595	JPY	3,471,422	JPMorgan Chase Bank N.A.	6/15/16	228
USD	53,040	JPY	5,789,311	JPMorgan Chase Bank N.A.	6/15/16	729
USD	71,823	JPY	7,869,419	JPMorgan Chase Bank N.A.	6/15/16	716
USD	74,351	JPY	8,189,076	JPMorgan Chase Bank N.A.	6/15/16	356
USD	76,656	JPY	8,106,160	JPMorgan Chase Bank N.A.	6/15/16	3,410
USD	100,957	JPY	10,929,789	JPMorgan Chase Bank N.A.	6/15/16	2,196
USD	140,666	JPY	15,412,406	JPMorgan Chase Bank N.A.	6/15/16	1,402
USD	140,923	JPY	15,014,134	JPMorgan Chase Bank N.A.	6/15/16	5,257
USD	149,661	JPY	16,488,923	JPMorgan Chase Bank N.A.	6/15/16	669
USD	172,358	JPY	19,091,935	JPMorgan Chase Bank N.A.	6/15/16	(155)
USD	217,615	JPY	24,002,324	JPMorgan Chase Bank N.A.	6/15/16	733
USD	218,066	JPY	23,695,545	JPMorgan Chase Bank N.A.	6/15/16	3,956
USD	222,182	JPY	24,771,970	JPMorgan Chase Bank N.A.	6/15/16	(1,655)
USD	230,331	JPY	26,094,663	JPMorgan Chase Bank N.A.	6/15/16	(5,458)
USD	244,431	JPY	26,679,430	JPMorgan Chase Bank N.A.	6/15/16	3,359
USD	279,270	JPY	30,234,316	JPMorgan Chase Bank N.A.	6/15/16	6,076
USD	379,031	JPY	42,947,600	JPMorgan Chase Bank N.A.	6/15/16	(9,039)
USD	410,721	JPY	46,606,552	JPMorgan Chase Bank N.A.	6/15/16	(10,411)
USD	477,454	JPY	51,048,939	JPMorgan Chase Bank N.A.	6/15/16	16,182
USD	508,240	JPY	55,226,463	JPMorgan Chase Bank N.A.	6/15/16	9,220
USD	589,920	JPY	66,047,463	JPMorgan Chase Bank N.A.	6/15/16	(6,877)
USD	594,000	JPY	64,446,030	JPMorgan Chase Bank N.A.	6/15/16	11,673
USD	626,997	JPY	68,954,694	JPMorgan Chase Bank N.A.	6/15/16	3,931
USD	652,563	JPY	72,305,979	JPMorgan Chase Bank N.A.	6/15/16	(786)
USD	676,553	JPY	73,404,767	JPMorgan Chase Bank N.A.	6/15/16	13,276
USD	691,449	JPY	75,438,469	JPMorgan Chase Bank N.A.	6/15/16	9,795
USD	696,132	JPY	75,305,556	JPMorgan Chase Bank N.A.	6/15/16	15,679
USD	755,906	JPY	82,456,498	JPMorgan Chase Bank N.A.	6/15/16	10,838
USD	840,757	JPY	89,575,162	JPMorgan Chase Bank N.A.	6/15/16	31,366
USD	429	NOK	3,663	JPMorgan Chase Bank N.A.	6/15/16	(8)
USD	929	NOK	7,770	JPMorgan Chase Bank N.A.	6/15/16	1
USD	2,253	NOK	18,771	JPMorgan Chase Bank N.A.	6/15/16	9

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,377	NOK	28,775	JPMorgan Chase Bank N.A.	6/15/16	$(63)
USD	4,342	NOK	36,751	JPMorgan Chase Bank N.A.	6/15/16	(51)
USD	29,690	NOK	248,234	JPMorgan Chase Bank N.A.	6/15/16	18
USD	36,532	NOK	297,053	JPMorgan Chase Bank N.A.	6/15/16	1,025
USD	49,638	NOK	410,961	JPMorgan Chase Bank N.A.	6/15/16	515
USD	51,783	NOK	433,256	JPMorgan Chase Bank N.A.	6/15/16	(5)
USD	166,328	NOK	1,385,890	JPMorgan Chase Bank N.A.	6/15/16	670
USD	190,684	NOK	1,633,954	JPMorgan Chase Bank N.A.	6/15/16	(4,626)
USD	325,232	NOK	2,696,448	JPMorgan Chase Bank N.A.	6/15/16	2,920
USD	326,868	NOK	2,715,574	JPMorgan Chase Bank N.A.	6/15/16	2,270
USD	337,886	NOK	2,818,783	JPMorgan Chase Bank N.A.	6/15/16	951
USD	434,439	NOK	3,632,337	JPMorgan Chase Bank N.A.	6/15/16	258
USD	663,674	NOK	5,426,844	JPMorgan Chase Bank N.A.	6/15/16	14,992
USD	787,803	NOK	6,500,062	JPMorgan Chase Bank N.A.	6/15/16	10,837
USD	829,235	NOK	6,772,696	JPMorgan Chase Bank N.A.	6/15/16	19,681
USD	832,842	NOK	6,898,622	JPMorgan Chase Bank N.A.	6/15/16	8,236
USD	342	NZD	514	JPMorgan Chase Bank N.A.	6/15/16	(6)
USD	855	NZD	1,249	JPMorgan Chase Bank N.A.	6/15/16	11
USD	2,680	NZD	4,036	JPMorgan Chase Bank N.A.	6/15/16	(49)
USD	3,168	NZD	4,562	JPMorgan Chase Bank N.A.	6/15/16	84
USD	3,444	NZD	5,155	JPMorgan Chase Bank N.A.	6/15/16	(41)
USD	3,465	NZD	5,064	JPMorgan Chase Bank N.A.	6/15/16	41
USD	7,733	NZD	11,249	JPMorgan Chase Bank N.A.	6/15/16	128
USD	10,816	NZD	16,032	JPMorgan Chase Bank N.A.	6/15/16	(22)
USD	20,669	NZD	29,957	JPMorgan Chase Bank N.A.	6/15/16	417
USD	22,041	NZD	32,802	JPMorgan Chase Bank N.A.	6/15/16	(135)
USD	27,684	NZD	40,960	JPMorgan Chase Bank N.A.	6/15/16	(7)
USD	27,737	NZD	39,807	JPMorgan Chase Bank N.A.	6/15/16	826
USD	45,549	NZD	69,163	JPMorgan Chase Bank N.A.	6/15/16	(1,208)
USD	53,072	NZD	79,094	JPMorgan Chase Bank N.A.	6/15/16	(399)
USD	56,471	NZD	85,414	JPMorgan Chase Bank N.A.	6/15/16	(1,272)
USD	71,357	NZD	107,077	JPMorgan Chase Bank N.A.	6/15/16	(1,032)
USD	73,141	NZD	108,026	JPMorgan Chase Bank N.A.	6/15/16	110
USD	77,484	NZD	113,548	JPMorgan Chase Bank N.A.	6/15/16	720
USD	102,893	NZD	149,700	JPMorgan Chase Bank N.A.	6/15/16	1,689
USD	111,746	NZD	167,405	JPMorgan Chase Bank N.A.	6/15/16	(1,428)
USD	120,666	NZD	181,417	JPMorgan Chase Bank N.A.	6/15/16	(1,981)
USD	121,344	NZD	175,512	JPMorgan Chase Bank N.A.	6/15/16	2,689
USD	146,902	NZD	216,577	JPMorgan Chase Bank N.A.	6/15/16	486
USD	167,494	NZD	247,293	JPMorgan Chase Bank N.A.	6/15/16	312
USD	188,931	NZD	278,167	JPMorgan Chase Bank N.A.	6/15/16	877
USD	225,589	NZD	339,768	JPMorgan Chase Bank N.A.	6/15/16	(4,111)
USD	239,631	NZD	358,642	JPMorgan Chase Bank N.A.	6/15/16	(2,829)
USD	324,882	NZD	470,816	JPMorgan Chase Bank N.A.	6/15/16	6,588
USD	338,699	NZD	487,687	JPMorgan Chase Bank N.A.	6/15/16	8,999
USD	547,048	NZD	784,455	JPMorgan Chase Bank N.A.	6/15/16	16,718
USD	626,056	NZD	896,402	JPMorgan Chase Bank N.A.	6/15/16	20,045
USD	63	SEK	529	JPMorgan Chase Bank N.A.	6/15/16	—

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	19

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	492	SEK	4,151	JPMorgan Chase Bank N.A.	6/15/16	$(6)
USD	580	SEK	4,693	JPMorgan Chase Bank N.A.	6/15/16	17
USD	636	SEK	5,302	JPMorgan Chase Bank N.A.	6/15/16	—
USD	859	SEK	7,169	JPMorgan Chase Bank N.A.	6/15/16	(1)
USD	5,901	SEK	49,358	JPMorgan Chase Bank N.A.	6/15/16	(20)
USD	27,931	SEK	235,745	JPMorgan Chase Bank N.A.	6/15/16	(350)
USD	45,995	SEK	387,756	JPMorgan Chase Bank N.A.	6/15/16	(522)
USD	50,901	SEK	412,132	JPMorgan Chase Bank N.A.	6/15/16	1,459
USD	59,443	SEK	495,231	JPMorgan Chase Bank N.A.	6/15/16	32
USD	64,919	SEK	531,659	JPMorgan Chase Bank N.A.	6/15/16	1,138
USD	70,533	SEK	575,046	JPMorgan Chase Bank N.A.	6/15/16	1,548
USD	88,907	SEK	742,324	JPMorgan Chase Bank N.A.	6/15/16	(147)
USD	148,065	SEK	1,213,296	JPMorgan Chase Bank N.A.	6/15/16	2,511
USD	205,449	SEK	1,665,252	JPMorgan Chase Bank N.A.	6/15/16	5,676
USD	260,146	SEK	2,104,429	JPMorgan Chase Bank N.A.	6/15/16	7,687
USD	369,343	SEK	2,997,293	JPMorgan Chase Bank N.A.	6/15/16	9,771
USD	519,216	SEK	4,221,417	JPMorgan Chase Bank N.A.	6/15/16	12,791
USD	2,608,677	SEK	22,017,892	JPMorgan Chase Bank N.A.	6/15/16	(32,712)
DKK	275,009	USD	41,168	Bank of New York Mellon	6/16/16	(28)
DKK	303,973	USD	45,875	Bank of New York Mellon	6/16/16	(374)
EUR	45,488	USD	50,694	Bank of New York Mellon	6/16/16	(51)
EUR	54,431	USD	60,856	Bank of New York Mellon	6/16/16	(256)
EUR	69,521	USD	77,671	Bank of New York Mellon	6/16/16	(271)
EUR	80,642	USD	90,000	Bank of New York Mellon	6/16/16	(219)
EUR	88,337	USD	100,952	Bank of New York Mellon	6/16/16	(2,604)
EUR	176,266	USD	198,000	Bank of New York Mellon	6/16/16	(1,757)
EUR	189,543	USD	212,512	Bank of New York Mellon	6/16/16	(1,487)
USD	2,060	CHF	2,000	Bank of New York Mellon	6/16/16	46
USD	37,025	CHF	36,013	Bank of New York Mellon	6/16/16	765
USD	62,676	CHF	60,792	Bank of New York Mellon	6/16/16	1,469
USD	73,839	CHF	71,583	Bank of New York Mellon	6/16/16	1,767
USD	112,949	CHF	109,402	Bank of New York Mellon	6/16/16	2,799
USD	117,638	CHF	118,813	Bank of New York Mellon	6/16/16	(1,987)
USD	45,565	DKK	303,976	Bank of New York Mellon	6/16/16	64
USD	47,708	DKK	311,325	Bank of New York Mellon	6/16/16	1,107
USD	55,753	DKK	362,847	Bank of New York Mellon	6/16/16	1,439
USD	63,545	DKK	414,975	Bank of New York Mellon	6/16/16	1,428
USD	97,000	DKK	643,236	Bank of New York Mellon	6/16/16	716
USD	38,429	EUR	34,253	Bank of New York Mellon	6/16/16	294
USD	50,836	EUR	45,488	Bank of New York Mellon	6/16/16	193
USD	60,562	EUR	54,406	Bank of New York Mellon	6/16/16	28
USD	93,823	EUR	82,286	Bank of New York Mellon	6/16/16	2,212
USD	113,660	EUR	101,661	Bank of New York Mellon	6/16/16	477
USD	113,834	EUR	101,661	Bank of New York Mellon	6/16/16	652
USD	128,310	EUR	115,009	Bank of New York Mellon	6/16/16	267
USD	182,000	EUR	160,763	Bank of New York Mellon	6/16/16	3,017
USD	187,469	EUR	165,018	Bank of New York Mellon	6/16/16	3,749
USD	233,539	EUR	205,057	Bank of New York Mellon	6/16/16	5,243

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	266,001	EUR	237,094	Bank of New York Mellon	6/16/16	$2,036
USD	279,062	EUR	244,136	Bank of New York Mellon	6/16/16	7,257
USD	304,713	EUR	266,621	Bank of New York Mellon	6/16/16	7,875
USD	36,746	SEK	298,717	Bank of New York Mellon	6/16/16	909
USD	36,945	SEK	300,224	Bank of New York Mellon	6/16/16	927
USD	37,323	SEK	302,677	Bank of New York Mellon	6/16/16	1,011
USD	75,893	SEK	630,147	Bank of New York Mellon	6/16/16	293
USD	2,302,232	EUR	2,015,100	Bank of America N.A.	7/07/16	57,048
USD	1,041,144	EUR	923,000	Bank of America N.A.	7/22/16	12,280
Total						$(64,737)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Bayer AG	Call	7/15/16	EUR	100.00	41	$1,346
Columbia Pipeline Group, Inc.	Call	7/15/16	USD	25.00	15	375
Zions Bancorp	Call	7/15/16	USD	27.00	73	12,447
CBOE Volatility Index[1]	Call	7/20/16	USD	30.00	68	2,210
Global Eagle Entertainment, Inc.	Call	8/19/16	USD	12.50	3	15
SPDR DJ Euro STOXX 50 ETF	Call	8/19/16	USD	34.00	127	11,113
Barc iPath ETN[1]	Call	9/16/16	USD	17.00	133	15,096
Del Taco Restaurants, Inc.	Call	9/16/16	USD	15.00	11	307
Del Taco Restaurants, Inc.	Call	9/16/16	USD	12.50	6	30
iShares Edge MSCI Min Vol USA ETF	Call	9/16/16	USD	44.00	62	5,580
Market Vectors Gold Miners ETF	Call	9/16/16	USD	26.00	77	8,354
Qihoo 360 Technology Co. Ltd.	Call	9/16/16	USD	72.50	4	1,480
LendingClub Corp.	Call	10/21/16	USD	5.00	49	4,165
Seadrill Ltd.	Call	10/21/16	USD	7.00	21	210
Ferrari NV	Call	11/18/16	USD	45.00	29	7,830
Campbell Soup Co.	Call	1/20/17	USD	65.00	13	2,340
Linn Energy LLC	Call	1/20/17	USD	4.00	235	1,175
Micron Technology, Inc.	Call	1/20/17	USD	14.00	140	21,140
SPDR DJ Euro STOXX 50 ETF	Call	1/20/17	USD	35.00	213	19,170
Terex Corp.	Call	1/20/17	USD	25.00	42	3,990
Linn Energy LLC	Call	1/19/18	USD	3.00	49	245
SPDR DJ Euro STOXX 50 ETF	Call	1/19/18	USD	32.00	109	33,790
Barc iPath ETN[1]	Put	6/17/16	USD	16.00	115	31,740
BioTime, Inc.	Put	6/17/16	USD	2.50	245	1,225
BioTime, Inc.	Put	6/17/16	USD	5.00	67	7,370
Southwestern Energy Co.	Put	6/17/16	USD	7.00	40	140
SPDR S&P 500 ETF Trust	Put	6/17/16	USD	132.00	69	69
SPDR S&P 500 ETF Trust	Put	6/17/16	USD	201.00	25	1,025
SPDR S&P 500 ETF Trust	Put	6/17/16	USD	202.00	20	1,000
Euro Stoxx 50	Put	7/15/16	EUR	2,825.00	25	8,303
Financial Select Sector SPDR Fund	Put	7/15/16	USD	22.00	114	1,596
JPMorgan Chase & Co.	Put	7/15/16	USD	65.00	15	2,940
SPDR S&P 500 ETF Trust	Put	7/15/16	USD	202.00	20	3,390
SPDR S&P 500 ETF Trust	Put	7/15/16	USD	200.00	10	1,380
Zions Bancorp	Put	7/15/16	USD	20.00	73	73
Forestar Group, Inc.	Put	8/19/16	USD	7.50	10	50
Global Eagle Entertainment, Inc.	Put	8/19/16	USD	10.00	15	3,600

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	21

Consolidated Schedule of Investments (continued)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares Russell 2000 Index ETF	Put	8/19/16	USD	110.00	75	$17,475
Maiden Holdings Ltd.	Put	8/19/16	USD	10.00	11	110
SPDR S&P 500 ETF Trust	Put	8/19/16	USD	197.00	20	4,480
WisdomTree Inter Hedged Equity Fund	Put	8/19/16	USD	48.00	41	1,845
Barc iPath ETN[1]	Put	9/16/16	USD	14.00	345	82,627
Barc iPath ETN[1]	Put	9/16/16	USD	12.00	155	17,747
Credit Suisse Group AG	Put	9/16/16	USD	10.00	36	360
Del Taco Restaurants, Inc.	Put	9/16/16	USD	10.00	6	660
Hormel Foods Corp.	Put	9/16/16	USD	40.00	26	15,210
Hormel Foods Corp.	Put	9/16/16	USD	37.50	26	9,750
Seadrill Ltd.	Put	10/21/16	USD	4.00	53	7,685
Barc iPath ETN[1]	Put	12/16/16	USD	10.00	300	24,450
SPDR S&P 500 ETF Trust	Put	12/30/16	USD	180.00	21	7,245
Bunge Ltd.	Put	1/20/17	USD	35.00	20	100
iShares MSCI Brazil Index ETF	Put	1/20/17	USD	23.00	37	7,326
iShares U.S. Real Estate ETF	Put	1/20/17	USD	65.00	25	3,200
Seadrill Ltd.	Put	1/20/17	USD	5.00	500	135,000
Seadrill Ltd.	Put	1/20/17	USD	8.00	100	54,000
Vipshop Holdings Ltd. — ADR	Put	1/20/17	USD	6.00	134	4,020
SPDR DJ Euro STOXX 50 ETF	Put	1/19/18	USD	31.00	109	26,160
Valeant Pharmaceuticals International, Inc.	Put	1/19/18	USD	10.00	36	7,074
Total						$642,833

[1]	All or a portion of security is held by a wholly owned subsidiary.

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Applied DNA Sciences, Inc.	Call	6/17/16	USD	5.00	99	$(495)
Del Taco Restaurants, Inc.	Call	6/17/16	USD	10.00	30	(450)
Procter & Gamble Co.	Call	7/15/16	USD	85.00	2	(38)
Wells Fargo & Co.	Call	7/15/16	USD	52.50	4	(204)
Abbott Laboratories	Call	8/19/16	USD	42.00	4	(166)
Apple Inc.	Call	8/19/16	USD	105.00	2	(430)
Cisco Systems, Inc.	Call	8/19/16	USD	30.00	6	(351)
Coca-Cola Co.	Call	8/19/16	USD	48.00	4	(40)
Ford Motor Co.	Call	8/19/16	USD	14.00	13	(390)
Gilead Sciences, Inc.	Call	8/19/16	USD	92.50	2	(361)
Intel Corp.	Call	8/19/16	USD	33.00	6	(324)
Microsoft Corp.	Call	8/19/16	USD	57.50	3	(141)
Pfizer, Inc.	Call	8/19/16	USD	35.00	5	(440)
United Technologies Corp.	Call	8/19/16	USD	110.00	2	(58)
Verizon Communications, Inc.	Call	8/19/16	USD	55.00	3	(37)
Del Taco Restaurants, Inc.	Call	9/16/16	USD	10.00	126	(8,190)
Dow Chemical Co.	Call	9/16/16	USD	55.00	3	(302)
General Motors Co.	Call	9/16/16	USD	34.00	6	(237)
M&T Bank Corp.	Call	1/20/17	USD	80.00	2	(8,340)
M&T Bank Corp.	Call	1/20/17	USD	90.00	5	(15,175)
iShares Russell 2000 Index ETF	Put	8/19/16	USD	100.00	75	(5,588)
Total						$(41,757)

22	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 22 Version 1	1.00%	6/20/19	USD	1,300	$(2,272)
CDX.NA.IG Series 23 Version 1	1.00%	12/20/19	USD	10,000	20,649
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	USD	2,000	(16,644)
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	1,150	(21,418)
Total					$(19,685)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.76%[1]	3-month LIBOR	3/12/20	USD	3,000	$(67,452)
2.02%[1]	3-month LIBOR	3/12/22	USD	2,000	(76,406)
2.33%[1]	3-month LIBOR	7/30/25	USD	450	(30,271)
Total					$(174,129)

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rallye SA	5.00%	Barclays Bank PLC	12/20/17	EUR	24	$(485)	$1,974	$(2,459)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	(5,850)	189	(6,039)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	400	293,112	(32,391)	325,503
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	9/20/19	USD	275	154,482	45,840	108,642
Windstream Corp.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	550	(136)	(39,305)	39,169
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	(9,786)	2,791	(12,577)
Telefonica SA	1.00%	Barclays Bank PLC	3/20/20	EUR	500	(5,711)	(3,509)	(2,202)
Oi SA Portugal Telecom	5.00%	JPMorgan Chase Bank N.A.	3/20/20	EUR	162	142,303	121,490	20,813
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	3/20/20	EUR	146	128,245	(4,388)	132,633
Portugal Telecom International Finance BV	5.00%	Bank of America N.A.	6/20/20	EUR	45	39,528	(387)	39,915
Rallye SA	5.00%	JPMorgan Chase Bank N.A.	6/20/20	EUR	225	11,753	(22,775)	34,528
Windstream Corp.	5.00%	Bank of America N.A.	6/20/20	USD	100	3,512	(1,273)	4,785
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	300	21,254	22,199	(945)
ArcelorMittal	1.00%	Barclays Bank PLC	12/20/20	EUR	108	16,885	18,121	(1,236)
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	118	7,868	8,760	(892)
Boyd Gaming Corp.	5.00%	Barclays Bank PLC	12/20/20	USD	89	(8,989)	(6,750)	(2,239)
Republic of Chile	1.00%	Barclays Bank PLC	12/20/20	USD	271	(710)	3,267	(3,977)
Safeway, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	103	5,468	10,512	(5,044)
Xerox Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	285	14,816	9,597	5,219
Yum! Brands, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	500	21,024	39,274	(18,250)
Alcoa, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	200	(17,124)	12,806	(29,930)
DDR Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	60	973	987	(14)
Neiman Marcus Group, Inc.	5.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	66	(5,532)	811	(6,343)
Stena AB	5.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	200	10,010	18,336	(8,326)
Sprint Corp.	5.00%	Barclays Capital, Inc.	6/20/21	USD	200	35,557	42,740	(7,183)
Teck Resources Ltd.	5.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	46	4,185	12,341	(8,156)
Total						$856,652	$261,257	$595,395

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	23

Consolidated Schedule of Investments (continued)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Deutsche Telekom
International Finance BV	1.00%	Barclays Bank PLC	12/20/19	BBB+	EUR	602	$17,816	$8,061	$9,755
First Data Corp.	5.00%	Morgan Stanley & Co. International PLC	12/20/20	Not Rated	USD	344	26,810	17,530	9,280
Total							$44,626	$25,591	$19,035

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount			Value	Premiums Paid (Received)	Unrealized Depreciation
Nortel Networks Corp.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	5/15/17	USD	1,200		$(26,903)	—	$(26,903)
Nortel Networks Ltd.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	5/15/17	USD	2,500		(65,423)	—	(65,423)
Germany Mid-Cap 50 Index	6-month EURIBOR	Morgan Stanley & Co. International PLC	5/09/18	EUR	4	[2]	(2,545)	—	(2,545)
Total							$(94,871)	—	$(94,871)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Contract amount shown.

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	5/09/18-5/23/18	$959,507	$40,059	[2]	$998,482

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 35-40 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The U.S. Federal Funds Rate is the specified benchmark used in determining the variable rate of interest.

[2]	Amount includes $1,084 of net dividends.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 5/09/18-5/23/18:

	Shares	Value
Reference Entity — Long
Aena SA	594	$80,169
BNP Paribas SA	4,367	242,004
BT Group PLC	23,198	148,371
Diageo PLC	5,561	150,899
Humana Inc	200	34,502
Imperial Brands PLC	3,185	173,215
Klepierre	3,229	147,580
London Stock Exchange Group PLC	5,035	199,256
SABMiller PLC	1,250	77,773
Vinci SA	3,103	233,687
Total Reference Entity — Long		1,487,456

	Shares	Value
Reference Entity — Short
Abertis Infraestructuras SA	(6,000)	$(91,817)
Abertis Infraestructuras SA Rights	(6,000)	(4,600)
Cablevision Systems Corp, Class A	(2,000)	(69,360)
Endesa SA	(3,609)	(74,204)
Exxon Mobil Corp	(800)	(71,216)
Technip SA	(3,000)	(164,410)
UnitedHealth Group, Inc.	(100)	(13,367)
Total Reference Entity — Short		(488,974)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$998,482

24	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Consolidated Schedule of Investments (continued)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,570,472	—	$7,570,472
Common Stocks[1]	$15,857,963	2,193,933	—	18,051,896
Corporate Bonds[1]	—	13,300,002	—	13,300,002
Floating Rate Loan Interests[1]	—	4,599,970	$448,174	5,048,144
Foreign Government Obligations	—	697,857	—	697,857
Investment Companies	5,957,562	2,330,363	—	8,287,925
Non-Agency Mortgage-Backed Securities	—	6,064,514	175,356	6,239,870
Preferred Securities[1]	1,864,902	678,681	—	2,543,583
Rights	17,429	—	—	17,429
Taxable Municipal Bonds	—	203,231	—	203,231
U.S. Government Sponsored Agency Securities	—	2,393,308	—	2,393,308
Warrants[1]	1,554,855	—	—	1,554,855
Short-Term Securities	28,067,101	—	—	28,067,101
Options Purchased:
Equity Contracts	642,833	—	—	642,833
Liabilities:
Investments Sold Short[1]	(20,891,060)	(2,483,756)	—	(23,374,816)

Total	$33,071,585	$37,548,575	$623,530	$71,243,690

[1]	See above Consolidated Schedule of Investments for values in each industry.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016	25

Consolidated Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$750,891	—	$750,891
Equity contracts	$138,540	40,059	—	178,599
Foreign currency exchange contracts	—	1,142,982	—	1,142,982
Interest rate contracts	93,320	—	—	93,320
Liabilities:
Credit contracts	—	(156,146)	—	(156,146)
Equity contracts	(236,141)	(94,871)	—	(331,012)
Foreign currency exchange contracts	—	(1,207,719)	—	(1,207,719)
Interest rate contracts	(48,976)	(174,129)	—	(223,105)

Total	$(53,257)	$301,067	—	$247,810

[1]    Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, swaps and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash held for investments sold short	$23,389,500	—	—	$23,389,500
Foreign currency at value	451,309	—	—	451,309
Cash pledged:
Centrally cleared swaps	360,993	—	—	360,993
Collateral — OTC derivatives	3,149,961	—	—	3,149,961
Futures contracts	2,172,237	—	—	2,172,237
Liabilities:
Bank overdraft	—	$(216,422)	—	(216,422)
Cash received as collateral for OTC derivatives	—	(410,000)	—	(410,000)
Due to broker	—	(392,218)	—	(392,218)

Total	$29,524,000	$(1,018,640)	—	$28,505,360

During the period ended May 31, 2016, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$103,118	$2,943,670	—	$207,905	$3,254,693
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Accrued discounts/premiums	—	5,945	$104	—	6,049
Net realized gain (loss)	(78,232)	(26,956)	87	9,102	(95,999)
Net change in unrealized appreciation (depreciation)[1]	52,341	53,911	17,346	(4,197)	119,401
Purchases	—	451,713	161,841	—	613,554
Sales	(77,227)	(2,980,109)	(4,022)	(212,810)	(3,274,168)
Closing Balance, as of May 31, 2016	—	$448,174	$175,356	—	$623,530

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[1]	—	$56,959	$17,346	—	$74,305

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

26	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	MAY 31, 2016

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 22, 2016